UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Address of principal executive offices)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2017
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 90.3%

             AUSTRALIA - 21.7%
     42,507  Aristocrat Leisure Ltd. ............................  $    583,582
    108,393  BlueScope Steel Ltd. ...............................     1,015,278
     49,781  Boral Ltd. .........................................       222,111
     49,560  Challenger Ltd. ....................................       475,191
     32,783  Coca-Cola Amatil Ltd. ..............................       271,000
      4,766  Cochlear Ltd. ......................................       492,403
     25,631  Crown Resorts Ltd. .................................       231,264
      4,779  Domino's Pizza Enterprises Ltd. ....................       212,205
    267,744  Evolution Mining Ltd. ..............................       429,568
    101,823  Fortescue Metals Group Ltd. ........................       484,649
     96,928  Harvey Norman Holdings Ltd. ........................       335,460
     54,726  Healthscope Ltd. ...................................        94,910
     23,932  LendLease Group ....................................       284,865
      6,152  Macquarie Group Ltd. ...............................       423,952
    266,681  Orora Ltd. .........................................       603,083
    107,698  Qantas Airways Ltd. ................................       320,074
      8,495  Ramsay Health Care Ltd. ............................       453,599
     15,266  Sonic Healthcare Ltd. ..............................       257,991
    348,566  South32 Ltd. .......................................       735,000
     27,908  Star Entertainment Group (The) Ltd. ................       116,630
     32,433  Telstra Corp., Ltd. ................................       115,469
     45,655  Treasury Wine Estates Ltd. .........................       426,588
      3,811  Wesfarmers Ltd. ....................................       131,226
                                                                   ------------
                                                                      8,716,098
                                                                   ------------

             BERMUDA - 5.9%
     90,600  Hongkong Land Holdings Ltd. ........................       696,714
    117,657  Kerry Properties Ltd. ..............................       408,011
    687,172  Nine Dragons Paper Holdings Ltd. ...................       738,324
    230,820  NWS Holdings Ltd. ..................................       421,158
     31,320  Yue Yuen Industrial Holdings Ltd. ..................       123,120
                                                                   ------------
                                                                      2,387,327
                                                                   ------------

             CAYMAN ISLANDS - 7.1%
     17,779  Cheung Kong Property Holdings Ltd. .................       119,762
    665,264  Fullshare Holdings Ltd. (b).........................       294,474
    212,334  Kingboard Chemical Holdings Ltd. ...................       784,145
    566,169  Lee & Man Paper Manufacturing Ltd. .................       432,741
    284,676  Shimao Property Holdings Ltd. ......................       452,024
    159,694  WH Group Ltd. (c)...................................       137,676
    712,044  Xinyi Glass Holdings Ltd. ..........................       626,698
                                                                   ------------
                                                                      2,847,520
                                                                   ------------

             HONG KONG - 11.3%
     38,784  AIA Group Ltd. .....................................       244,537
    277,203  Cathay Pacific Airways Ltd. ........................       402,348
     86,926  Henderson Land Development Co., Ltd. ...............       538,569
    141,164  Hopewell Holdings Ltd. .............................       532,215
     23,094  MTR Corp., Ltd. ....................................       129,711


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
    494,916  New World Development Co., Ltd. ....................  $    608,814
     73,666  Sino Land Co., Ltd. ................................       129,104
     25,602  Sun Hung Kai Properties Ltd. .......................       376,214
     24,028  Swire Pacific Ltd., Class A ........................       239,924
     53,311  Wharf Holdings (The) Ltd. ..........................       457,549
    108,661  Wheelock & Co., Ltd. ...............................       859,193
                                                                   ------------
                                                                      4,518,178
                                                                   ------------

             NEW ZEALAND - 1.8%
     48,108  Auckland International Airport Ltd. ................       227,972
     82,387  Fletcher Building Ltd. .............................       480,507
                                                                   ------------
                                                                        708,479
                                                                   ------------

             SINGAPORE - 3.3%
    288,900  Hutchison Port Holdings Trust ......................       119,893
      4,200  Jardine Cycle & Carriage Ltd. ......................       131,688
     65,000  Keppel Corp., Ltd. .................................       322,479
     70,400  SATS Ltd. ..........................................       245,596
     67,700  Sembcorp Industries Ltd. ...........................       153,902
     50,000  Singapore Airlines Ltd. ............................       359,939
                                                                   ------------
                                                                      1,333,497
                                                                   ------------

             SOUTH KOREA - 39.2%
        657  CJ Korea Express Corp. (d)..........................        97,819
        900  E-MART, Inc. .......................................       165,385
      7,939  GS Holdings Corp. ..................................       419,561
      5,085  Hana Financial Group, Inc. .........................       168,015
      9,536  Hankook Tire Co., Ltd. .............................       464,734
     45,677  Hanon Systems ......................................       379,042
     23,404  Hanwha Chemical Corp. ..............................       552,504
     49,166  Hanwha Life Insurance Co., Ltd. ....................       265,548
     11,132  Hanwha Techwin Co., Ltd. (d)........................       468,852
      1,089  Hyosung Corp. ......................................       131,950
      7,214  Hyundai Engineering & Construction Co., Ltd. .......       319,318
      3,947  Hyundai Heavy Industries Co., Ltd. (d) (e)..........       582,362
     11,719  Hyundai Marine & Fire Insurance Co., Ltd. ..........       366,775
      2,059  Hyundai Mobis Co., Ltd. ............................       442,806
      5,225  Hyundai Motor Co. ..................................       735,883
     11,150  Hyundai Steel Co. ..................................       583,274
     23,698  Industrial Bank of Korea ...........................       258,531
     16,797  Kia Motors Corp. ...................................       556,495
      1,855  Korea Aerospace Industries, Ltd. ...................        95,545
     13,110  Korea Electric Power Corp. .........................       544,540
      9,611  Korea Gas Corp. (d).................................       386,314
      2,345  LG Chem, Ltd. ......................................       616,498
      8,755  LG Corp. ...........................................       549,585
      5,911  LG Electronics, Inc. ...............................       358,899
     24,102  LG Uplus Corp. .....................................       308,199
      2,375  Lotte Chemical Corp. ...............................       786,853


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        642  NAVER Corp. ........................................  $    490,843
      1,437  NCSoft Corp. .......................................       391,921
        350  Neo Holdings Co., Ltd. (d) (e)......................             0
        624  POSCO ..............................................       162,375
      3,487  S-Oil Corp. ........................................       313,372
      1,900  Samsung C&T Corp. ..................................       216,623
     11,306  Samsung Card Co., Ltd. .............................       396,311
        355  Samsung Electronics Co., Ltd. ......................       653,939
      3,339  SK Holdings Co., Ltd. ..............................       727,038
     17,611  SK Hynix, Inc. .....................................       795,274
        877  SK Innovation Co., Ltd. ............................       130,574
      1,879  SK Telecom Co., Ltd. ...............................       423,418
     37,263  Woori Bank .........................................       433,174
                                                                   ------------
                                                                     15,740,149
                                                                   ------------
             TOTAL COMMON STOCKS ................................    36,251,248
             (Cost $32,921,397)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 9.2%

             AUSTRALIA - 6.0%
     91,808  Dexus Property Group ...............................       685,281
     23,079  Goodman Group ......................................       136,474
     99,610  GPT (The) Group ....................................       391,926
    300,016  Mirvac Group .......................................       501,975
     71,494  Scentre Group ......................................       234,326
     69,068  Westfield Corp. ....................................       468,579
                                                                   ------------
                                                                      2,418,561
                                                                   ------------

             HONG KONG - 3.2%
  1,061,028  Champion REIT ......................................       649,873
     87,560  Link REIT ..........................................       613,478
                                                                   ------------
                                                                      1,263,351
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     3,681,912
             (Cost $3,348,525)                                     ------------

MONEY MARKET FUNDS - 0.5%
    216,435  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (f) (g).......       216,435
             (Cost $216,435)

             TOTAL INVESTMENTS - 100.0% .........................    40,149,595
             (Cost $36,486,357) (h)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............       (16,169)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 40,133,426
                                                                   ============


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $203,837 and the total value of the collateral held by the Fund is $216,435.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Non-income producing security.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $582,362 or 1.5% of net assets.

(f)   Interest rate shown reflects yield as of March 31, 2017.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,727,043 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,063,805.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    South Korea...............................  $    15,740,149  $  15,157,787  $       582,362  $           --
    Other Country Categories*.................       20,511,099     20,511,099               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................       36,251,248     35,668,886          582,362              --
Real Estate Investment Trusts*................        3,681,912      3,681,912               --              --
Money Market Funds............................          216,435        216,435               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    40,149,595  $  39,567,233  $       582,362  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $559,050 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being halted on the primary exchange.


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              22.9%
Materials                                20.0
Industrials                              15.8
Consumer Discretionary                   13.3
Information Technology                    7.8
Financials                                7.6
Health Care                               3.2
Consumer Staples                          2.8
Utilities                                 2.3
Energy                                    2.2
Telecommunication Services                2.1
                                        ------
TOTAL                                   100.0%
                                        ======


                                       % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
South Korean Won                         39.2%
Australian Dollar                        27.7
Hong Kong Dollar                         25.7
Singapore Dollar                          3.0
US Dollar                                 2.6
New Zealand Dollar                        1.8
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 93.9%

             AUSTRIA - 2.7%
     14,883  Erste Group Bank AG ................................  $    484,651
     18,862  Lenzing AG .........................................     3,172,231
     57,915  Raiffeisen Bank International AG (b)................     1,307,035
     79,288  Verbund AG .........................................     1,346,161
     38,234  voestalpine AG .....................................     1,505,078
                                                                   ------------
                                                                      7,815,156
                                                                   ------------

             BELGIUM - 1.6%
     17,249  Elia System Operator S.A./N.V. .....................       909,757
     18,429  Melexis N.V. .......................................     1,596,593
     35,143  Umicore S.A. .......................................     2,001,996
                                                                   ------------
                                                                      4,508,346
                                                                   ------------

             BERMUDA - 0.2%
     32,584  Hiscox Ltd. ........................................       446,620
                                                                   ------------

             DENMARK - 2.3%
     43,623  Dfds A.S. ..........................................     2,398,965
     35,425  DSV A.S. ...........................................     1,833,834
     26,792  Vestas Wind Systems A.S. ...........................     2,178,367
                                                                   ------------
                                                                      6,411,166
                                                                   ------------

             FINLAND - 3.5%
     38,435  Cargotec OYJ, Class B ..............................     1,902,514
     37,872  Huhtamaki OYJ ......................................     1,347,402
     31,028  Neste OYJ (c).......................................     1,210,160
    248,244  Stora Enso OYJ, Class R ............................     2,934,280
    104,378  UPM-Kymmene OYJ (c).................................     2,451,937
                                                                   ------------
                                                                      9,846,293
                                                                   ------------

             FRANCE - 12.1%
     23,814  Arkema S.A. ........................................     2,349,434
     20,454  Atos SE ............................................     2,530,067
     41,450  AXA S.A. ...........................................     1,072,529
      2,965  BioMerieux .........................................       501,820
      4,500  Cap Gemini S.A. ....................................       415,540
     10,202  Cie de Saint-Gobain ................................       523,877
     11,961  Cie Generale des Etablissements Michelin ...........     1,452,725
     39,888  Cie Plastic Omnium S.A. ............................     1,452,743
     26,249  CNP Assurances .....................................       534,286
     44,714  Credit Agricole S.A. ...............................       605,801
      5,186  Euler Hermes Group .................................       476,563
     63,887  Eutelsat Communications S.A. .......................     1,426,477
     33,729  Faurecia ...........................................     1,604,262
      4,365  Kering .............................................     1,128,988
     84,520  Orange S.A. ........................................     1,313,267
    115,473  Peugeot S.A. (b)....................................     2,325,147
     21,465  Renault S.A. .......................................     1,864,654
     57,520  Rexel S.A. .........................................     1,044,387
     14,435  Rubis SCA ..........................................     1,414,730


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      5,876  Sartorius Stedim Biotech ...........................  $    395,857
     12,502  SEB S.A. ...........................................     1,745,831
     25,494  Societe Generale S.A. ..............................     1,293,217
     14,814  Sodexo S.A. ........................................     1,742,344
     16,531  Teleperformance ....................................     1,785,571
     37,787  Valeo S.A. .........................................     2,516,627
      6,826  Vicat S.A. .........................................       484,688
      3,774  Wendel S.A. ........................................       478,301
                                                                   ------------
                                                                     34,479,733
                                                                   ------------

             GERMANY - 15.6%
     12,702  adidas AG ..........................................     2,416,053
      2,977  Allianz SE .........................................       551,489
     17,218  Axel Springer SE ...................................       950,920
     20,981  Bayerische Motoren Werke AG ........................     1,913,930
     15,215  Celesio AG .........................................       417,471
    205,189  Commerzbank AG .....................................     1,855,797
      4,188  Continental AG .....................................       918,124
     25,036  Daimler AG .........................................     1,848,222
    158,487  Deutsche Lufthansa AG ..............................     2,569,924
     26,306  Deutsche Telekom AG ................................       460,939
     48,519  Deutsche Wohnen AG .................................     1,597,574
     10,510  Duerr AG ...........................................       938,226
     16,122  Fraport AG Frankfurt Airport Services Worldwide ....     1,140,806
     18,664  HeidelbergCement AG ................................     1,747,368
     33,399  Hella KGaA Hueck & Co. .............................     1,479,538
      9,372  HOCHTIEF AG ........................................     1,549,198
    123,568  Infineon Technologies AG ...........................     2,523,739
     39,103  Jungheinrich AG (Preference Shares) ................     1,299,008
    116,214  K+S AG .............................................     2,701,461
     27,242  KION Group AG ......................................     1,779,452
     28,394  LANXESS AG .........................................     1,904,983
     30,042  OSRAM Licht AG .....................................     1,882,867
    102,373  RWE AG (b)..........................................     1,696,601
      9,697  SAP SE .............................................       951,511
     10,404  Software AG ........................................       411,384
      7,930  STADA Arzneimittel AG ..............................       485,503
     79,331  Suedzucker AG ......................................     1,990,505
     14,462  Talanx AG ..........................................       509,974
     55,486  thyssenkrupp AG ....................................     1,359,059
      3,360  Volkswagen AG (Preference Shares) ..................       489,636
      8,480  Wirecard AG (c).....................................       469,511
     42,257  Zalando SE (b) (d)..................................     1,709,650
                                                                   ------------
                                                                     44,520,423
                                                                   ------------

             GREECE - 0.2%
     50,315  Hellenic Telecommunications Organization S.A. ......       472,349
                                                                   ------------

             IRELAND - 2.3%
  4,220,095  Bank of Ireland (b).................................     1,057,969


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             IRELAND (CONTINUED)
     65,923  CRH PLC ............................................  $  2,325,703
     16,360  Kingspan Group PLC .................................       521,927
     64,581  Ryanair Holdings PLC (b)............................     1,000,700
     59,173  Smurfit Kappa Group PLC ............................     1,563,625
                                                                   ------------
                                                                      6,469,924
                                                                   ------------

             ITALY - 4.2%
     14,788  Brembo S.p.A. ......................................     1,094,055
     43,006  Buzzi Unicem S.p.A. ................................     1,101,091
    197,815  Enel S.p.A. ........................................       931,482
    163,660  Hera S.p.A. ........................................       455,337
    135,562  Mediobanca S.p.A. ..................................     1,222,018
     50,488  Prysmian S.p.A. ....................................     1,334,666
  4,167,444  Saipem S.p.A. (b)...................................     1,891,700
  2,124,327  Telecom Italia S.p.A. (b)...........................     1,910,434
     56,818  UniCredit S.p.A. ...................................       875,864
    542,078  UnipolSai Assicurazioni S.p.A. .....................     1,195,901
                                                                   ------------
                                                                     12,012,548
                                                                   ------------

             JERSEY - 2.4%
    800,232  Glencore PLC (b)....................................     3,139,675
    237,765  UBM PLC ............................................     2,277,413
      7,803  Wolseley PLC .......................................       490,774
     37,433  WPP PLC ............................................       821,685
                                                                   ------------
                                                                      6,729,547
                                                                   ------------

             LUXEMBOURG - 2.8%
     29,291  APERAM S.A. ........................................     1,463,952
    288,159  ArcelorMittal (b)...................................     2,424,219
      4,851  Eurofins Scientific SE .............................     2,110,643
    112,778  Grand City Properties S.A. .........................     2,073,570
                                                                   ------------
                                                                      8,072,384
                                                                   ------------

             NETHERLANDS - 2.9%
      6,504  Akzo Nobel N.V. ....................................       539,327
     49,521  Boskalis Westminster ...............................     1,707,697
     10,990  Heineken Holding N.V. ..............................       874,268
      6,517  Koninklijke DSM N.V. ...............................       440,848
     14,876  Koninklijke Philips N.V. ...........................       478,155
     43,042  NN Group N.V. ......................................     1,399,786
     19,355  Randstad Holding N.V. ..............................     1,117,052
    108,270  STMicroelectronics N.V. ............................     1,653,995
                                                                   ------------
                                                                      8,211,128
                                                                   ------------

             NORWAY - 2.3%
     55,471  Aker BP ASA ........................................       888,963
     33,667  DNB ASA ............................................       533,656
     26,179  Leroy Seafood Group ASA ............................     1,146,410
    204,643  Norsk Hydro ASA ....................................     1,188,360
     42,670  Orkla ASA ..........................................       382,162


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY (CONTINUED)
     66,364  Yara International ASA .............................  $  2,555,256
                                                                   ------------
                                                                      6,694,807
                                                                   ------------

             PORTUGAL - 0.6%
  1,811,371  Banco Espirito Santo S.A. (b) (e) (f)...............             0
    393,919  EDP - Energias de Portugal S.A. ....................     1,334,239
     25,426  Jeronimo Martins SGPS S.A. .........................       454,877
                                                                   ------------
                                                                      1,789,116
                                                                   ------------

             SPAIN - 6.5%
     29,172  Acciona S.A. .......................................     2,338,097
     66,655  Acerinox S.A. ......................................       933,287
  1,032,814  Banco de Sabadell S.A. .............................     1,892,903
    201,158  Banco Santander S.A. ...............................     1,232,850
  1,075,256  Bankia S.A. ........................................     1,222,791
     71,218  Distribuidora Internacional de Alimentacion S.A. ...       411,862
     92,059  Gamesa Corp. Tecnologica S.A. ......................     2,178,265
     64,364  Gas Natural SDG S.A. ...............................     1,410,349
    194,550  Iberdrola S.A. .....................................     1,391,596
    340,564  International Consolidated Airlines Group S.A. .....     2,257,204
    472,859  Mapfre S.A. ........................................     1,621,794
     37,204  Mediaset Espana Comunicacion S.A. ..................       479,644
    192,622  Prosegur Cia de Seguridad S.A. .....................     1,158,959
                                                                   ------------
                                                                     18,529,601
                                                                   ------------

             SWEDEN - 6.2%
     56,228  Boliden AB .........................................     1,675,423
     45,496  Elekta AB, Class B..................................       445,026
    120,804  Fabege AB (c).......................................     1,921,130
     66,288  Fastighets AB Balder, Class B (b)...................     1,383,366
    112,794  Fingerprint Cards AB, Class B (b) (c)...............       454,920
     20,179  Hexagon AB, Class B ................................       810,704
    127,139  Hufvudstaden AB, Class A ...........................     1,884,245
    201,932  Husqvarna AB, Class B (c)...........................     1,772,411
     33,524  L E Lundbergforetagen AB, Class B ..................     2,272,807
     49,484  Saab AB, Class B ...................................     2,089,111
     78,826  Securitas AB, Class B ..............................     1,231,567
    121,999  Telefonaktiebolaget LM Ericsson, Class B (c)........       814,175
     38,603  Volvo AB, Class B ..................................       569,956
     52,198  Wallenstam AB, Class B .............................       420,874
                                                                   ------------
                                                                     17,745,715
                                                                   ------------

             SWITZERLAND - 5.6%
     37,899  Coca-Cola HBC AG ...................................       978,638
      1,195  dormakaba Holding AG ...............................       950,846
      1,284  Emmi AG ............................................       874,887
      2,007  Geberit AG .........................................       865,195
     78,447  Logitech International S.A. ........................     2,494,421
      2,306  Lonza Group AG .....................................       436,037
      6,316  Panalpina Welttransport Holding AG .................       762,347


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWITZERLAND (CONTINUED)
      2,623  Partners Group Holding AG ..........................  $  1,410,159
        181  Sika AG ............................................     1,086,018
      8,416  Sulzer AG ..........................................       880,544
      1,561  Swatch Group (The) AG ..............................       559,008
      5,093  Swiss Life Holding AG ..............................     1,643,346
      9,748  Swiss Re AG ........................................       875,388
     27,943  Temenos Group AG ...................................     2,220,599
                                                                   ------------
                                                                     16,037,433
                                                                   ------------

             UNITED KINGDOM - 19.9%
    260,980  3i Group PLC .......................................     2,450,729
    142,441  Aggreko PLC ........................................     1,576,732
    178,238  Amec Foster Wheeler PLC ............................     1,186,916
    140,360  Anglo American PLC (b)..............................     2,144,576
    133,567  Ashtead Group PLC ..................................     2,766,231
     35,017  ASOS PLC (b)........................................     2,652,111
    352,638  Barratt Developments PLC ...........................     2,414,547
     71,657  Bellway PLC ........................................     2,426,728
     52,640  Berkeley Group Holdings PLC ........................     2,115,102
     27,033  Carnival PLC .......................................     1,550,552
     22,713  Compass Group PLC ..................................       428,564
    134,863  easyJet PLC ........................................     1,733,631
    843,571  Evraz PLC (b).......................................     2,286,096
    298,094  G4S PLC ............................................     1,136,505
    318,022  GKN PLC ............................................     1,447,568
    131,600  Greene King PLC ....................................     1,156,645
    552,542  J Sainsbury PLC ....................................     1,829,696
    574,709  JD Sports Fashion PLC ..............................     2,774,364
     51,540  Johnson Matthey PLC ................................     1,988,893
    253,391  Just Eat PLC (b)....................................     1,796,900
    410,197  Marks & Spencer Group PLC ..........................     1,731,964
     77,230  Micro Focus International PLC ......................     2,204,226
     41,844  Mondi PLC ..........................................     1,010,256
     74,345  NMC Health PLC .....................................     1,647,768
     74,828  Persimmon PLC ......................................     1,963,167
    458,215  Rentokil Initial PLC ...............................     1,416,299
    176,842  RPC Group PLC ......................................     1,731,533
     46,007  Sage Group (The) PLC ...............................       363,434
     92,765  Smiths Group PLC ...................................     1,881,687
      7,551  Spirax-Sarco Engineering PLC .......................       451,178
    881,342  Taylor Wimpey PLC ..................................     2,132,275
    334,853  William Hill PLC ...................................     1,220,014
    311,643  Wm Morrison Supermarkets PLC .......................       937,098
                                                                   ------------
                                                                     56,553,985
                                                                   ------------
             TOTAL COMMON STOCKS ................................   267,346,274
             (Cost $243,761,517)                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (a) - 5.8%

             FRANCE - 1.3%
     13,998  Gecina S.A. ........................................  $  1,899,486
      4,724  Fonciere Des Regions ...............................       394,648
      6,548  Unibail-Rodamco SE (c)..............................     1,530,503
                                                                   ------------
                                                                      3,824,637
                                                                   ------------

             UNITED KINGDOM - 4.5%
    175,022  Shaftesbury PLC ....................................     2,006,458
    374,103  Segro PLC ..........................................     2,138,272
    268,400  British Land (The) Co., PLC ........................     2,051,298
     65,276  Derwent London PLC .................................     2,299,774
    289,217  Hammerson PLC ......................................     2,069,075
    160,455  Land Securities Group PLC ..........................     2,128,951
                                                                   ------------
                                                                     12,693,828
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    16,518,465
             (Cost $19,772,060)                                    ------------

MONEY MARKET FUNDS - 2.4%
  6,849,777  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (g) (h).......     6,849,777
             (Cost $6,849,777)                                     ------------

             TOTAL INVESTMENTS - 102.1% .........................   290,714,516
             (Cost $270,383,354) (i)

             NET OTHER ASSETS AND LIABILITIES - (2.1%) ..........    (5,846,741)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $284,867,775
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,514,250 and the total value of the collateral held by the Fund is $6,539,536.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at 0 or 0.0% of net assets.

(f)   This issuer has filed for protection in bankruptcy court.

(g)   Interest rate shown reflects yield as of March 31, 2017.

(h)   This security serves as collateral for securities on loan.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,101,779 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,770,617.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Portugal..................................  $     1,789,116  $   1,789,116  $            --  $           --*
    Other Country Categories**................      265,557,158    265,557,158               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      267,346,274    267,346,274               --              --*
Real Estate Investment Trusts**...............       16,518,465     16,518,465               --              --
Money Market Funds............................        6,849,777      6,849,777               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   290,714,516  $ 290,714,516  $            --  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING  BALANCE  AT  DECEMBER  31,  2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2017
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.

                                      % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   21.1%
Materials                                18.9
Industrials                              18.8
Financials                               10.7
Real Estate                               9.1
Information Technology                    7.6
Utilities                                 4.7
Consumer Staples                          3.5
Health Care                               2.3
Energy                                    1.8
Telecommunication Services                1.5
                                        ------
TOTAL                                   100.0%
                                        ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                     54.4%
British Pound Sterling                   27.4
Swedish Krona                             6.1
Swiss Franc                               5.2
US Dollar                                 2.4
Norwegian Krone                           2.3
Danish Krone                              2.2
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 98.8%

             BRAZIL - 68.6%
    545,771  Banco Bradesco S.A. (Preference Shares) ............  $  5,644,945
    426,128  Banco do Brasil S.A. ...............................     4,596,672
    736,044  Banco Santander Brasil S.A. ........................     6,500,868
    515,906  Braskem S.A. (Preference Shares) ...................     5,232,229
    678,382  Centrais Eletricas Brasileiras S.A. (Preference
                Shares) (b)......................................     4,782,435
    321,824  Cia de Saneamento Basico do Estado de Sao Paulo ....     3,350,234
  1,509,834  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................     4,977,157
  1,425,125  Cia Siderurgica Nacional S.A. (b)...................     4,147,093
    171,761  Cosan S.A. Industria e Comercio ....................     2,132,062
    401,646  CPFL Energia S.A. ..................................     3,306,209
    231,163  Embraer S.A. .......................................     1,284,075
    703,737  Fibria Celulose S.A. ...............................     6,489,774
  1,827,650  Gerdau S.A. (Preference Shares) ....................     6,357,602
    401,177  Itau Unibanco Holding S.A. (Preference Shares) .....     4,856,771
  1,954,454  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................     5,930,912
    547,987  JBS S.A. ...........................................     1,787,180
    570,176  Klabin S.A. ........................................     2,759,269
    656,914  Kroton Educacional S.A. ............................     2,786,628
    320,814  Lojas Americanas S.A. (Preference Shares) ..........     1,676,521
     97,474  M. Dias Branco S.A. ................................     3,979,166
    207,405  Natura Cosmeticos S.A. .............................     1,921,938
  1,193,293  Petroleo Brasileiro S.A. (Preference Shares) (b)....     5,523,163
    325,812  Porto Seguro S.A. ..................................     2,956,724
     97,726  Raia Drogasil S.A. .................................     1,831,465
  1,546,607  Suzano Papel e Celulose S.A. (Preference Shares) ...     6,550,824
    275,916  Telefonica Brasil S.A. (Preference Shares) .........     4,120,320
  2,049,745  TIM Participacoes S.A. .............................     6,612,925
    630,893  Vale S.A. (Preference Shares) ......................     5,685,010
    366,771  WEG S.A. ...........................................     2,038,528
                                                                   ------------
                                                                    119,818,699
                                                                   ------------

             CHILE - 11.8%
    666,427  Cencosud S.A. ......................................     2,042,178
 20,078,846  Colbun S.A. ........................................     4,463,217
    107,231  Empresas COPEC S.A. ................................     1,168,064
    101,916  Empresa Nacional de Telecomunicaciones S.A. ........     1,235,533
 24,472,029  Enel Americas S.A. .................................     5,099,305
  4,571,899  Enel Generacion Chile S.A. .........................     3,433,592
    257,075  Latam Airlines Group S.A. ..........................     3,252,303
                                                                   ------------
                                                                     20,694,192
                                                                   ------------

             COLOMBIA - 4.9%
     97,319  Banco Davivienda S.A. (Preference Shares) ..........     1,012,802
    205,505  Bancolombia S.A. (Preference Shares) ...............     2,051,490
    250,083  Cementos Argos S.A. ................................     1,026,435
  2,278,516  Grupo Aval Acciones y Valores (Preference Shares)...       927,263
    885,955  Interconexion Electrica S.A. ESP ...................     3,574,661
                                                                   ------------
                                                                      8,592,651
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO - 9.5%
    637,555  Alfa S.A.B. de C.V., Class A .......................  $    931,359
  5,024,064  Cemex S.A.B. de C.V. (b)............................     4,551,169
    107,928  Fomento Economico Mexicano S.A.B. de C.V. ..........       958,322
    566,759  Grupo Financiero Santander Mexico S.A.B de C.V.,
                Class B .........................................     1,022,587
  1,628,739  Grupo Mexico S.A.B. de C.V., Series B ..............     4,886,500
    193,642  Grupo Televisa S.A.B. ..............................     1,003,259
    124,178  Industrias Penoles S.A.B. de C.V. ..................     3,197,000
                                                                   ------------
                                                                     16,550,196
                                                                   ------------

             MULTINATIONAL - 4.0%
  1,138,745  BTG Pactual Group ..................................     7,020,309
                                                                   ------------
             TOTAL COMMON STOCKS ................................   172,676,047
             (Cost $157,953,379)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.0%

             MEXICO - 1.0%
  1,089,350  Fibra Uno Administracion S.A. de C.V. ..............     1,862,495
             (Cost $1,913,606)                                     ------------

             TOTAL INVESTMENTS - 99.8% ..........................   174,538,542
             (Cost $159,866,985) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............       274,260
                                                                   ------------
             NET ASSETS - 100.0% ................................  $174,812,802
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,390,715 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,719,158.


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   172,676,047  $ 172,676,047  $            --  $           --
Real Estate Investment Trusts*................        1,862,495      1,862,495               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   174,538,542  $ 174,538,542  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

                                    % OF LONG-TERM
SECTOR ALLOCATION                    INVESTMENTS
-------------------------------------------------------
Materials                                29.2%
Financials                               24.4
Utilities                                18.9
Consumer Staples                          7.1
Telecommunication Services                6.9
Energy                                    5.0
Industrials                               4.3
Consumer Discretionary                    3.1
Real Estate                               1.1
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AEROSPACE & DEFENSE - 1.3%
    351,000  Embraer S.A. .......................................  $  1,949,751
                                                                   ------------

             BANKS - 16.8%
    290,483  Banco Bradesco S.A. (Preference Shares) ............     3,004,485
    399,858  Banco do Brasil S.A. ...............................     4,313,296
    816,280  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................     3,942,424
    475,449  Banco Santander Brasil S.A. ........................     4,199,248
    331,817  Itau Unibanco Holding S.A. (Preference Shares) .....     4,017,078
  1,706,875  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................     5,179,618
                                                                   ------------
                                                                     24,656,149
                                                                   ------------

             BEVERAGES - 0.7%
    171,220  Ambev S.A. .........................................       997,589
                                                                   ------------

             CAPITAL MARKETS - 3.2%
    771,960  BTG Pactual Group ..................................     4,759,097
                                                                   ------------

             CHEMICALS - 2.3%
    327,942  Braskem S.A. (Preference Shares) ...................     3,325,931
                                                                   ------------

             CONTAINERS & PACKAGING - 1.6%
    475,396  Klabin S.A. ........................................     2,300,597
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 1.2%
    421,306  Kroton Educacional S.A. ............................     1,787,179
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
    191,107  Telefonica Brasil S.A. (Preference Shares) .........     2,853,847
                                                                   ------------

             ELECTRIC UTILITIES - 18.5%
    542,295  Centrais Eletricas Brasileiras S.A. (Preference
                Shares) (a)......................................     3,823,053
    216,433  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................     4,502,050
  1,456,811  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................     4,802,367
    513,158  Cia Paranaense de Energia (Preference Shares) ......     5,366,637
  1,047,762  EDP - Energias do Brasil S.A. ......................     4,668,843
    541,563  Transmissora Alianca de Energia Eletrica S.A. ......     3,970,124
                                                                   ------------
                                                                     27,133,074
                                                                   ------------

             FOOD & STAPLES RETAILING - 2.6%
    153,863  Cia Brasileira de Distribuicao (Preference
                Shares) .........................................     2,953,800
     45,890  Raia Drogasil S.A. .................................       860,016
                                                                   ------------
                                                                      3,813,816
                                                                   ------------

             FOOD PRODUCTS - 3.3%
     58,197  BRF S.A. ...........................................       717,749
    492,632  JBS S.A. ...........................................     1,606,648
     24,415  M. Dias Branco S.A. ................................       996,690
    288,000  Sao Martinho S.A. ..................................     1,589,676
                                                                   ------------
                                                                      4,910,763
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.8%
    157,532  Fleury S.A. ........................................     2,128,539


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    291,741  Qualicorp S.A. .....................................  $  1,924,376
                                                                   ------------
                                                                      4,052,915
                                                                   ------------

             HOUSEHOLD DURABLES - 2.5%
    788,868  MRV Engenharia e Participacoes S.A. ................     3,618,522
                                                                   ------------

             INSURANCE - 3.9%
     99,223  BB Seguridade Participacoes S.A. ...................       925,481
    208,773  Porto Seguro S.A. ..................................     1,894,602
    541,370  Sul America S.A. ...................................     2,886,177
                                                                   ------------
                                                                      5,706,260
                                                                   ------------

             MEDIA - 1.5%
     83,077  Multiplus S.A. .....................................       955,335
     62,777  Smiles S.A. ........................................     1,271,342
                                                                   ------------
                                                                      2,226,677
                                                                   ------------

             METALS & MINING - 12.0%
  1,294,011  Cia Siderurgica Nacional S.A. (a)...................     3,765,553
  1,300,001  Gerdau S.A. (Preference Shares) ....................     4,522,140
  2,739,515  Usinas Siderurgicas de Minas Gerais S.A.
                (Preference Shares) .............................     3,885,340
    601,543  Vale S.A. (Preference Shares) ......................     5,420,535
                                                                   ------------
                                                                     17,593,568
                                                                   ------------

             MULTILINE RETAIL - 0.7%
    121,191  Lojas Renner S.A. ..................................     1,076,187
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.0%
    147,209  Cosan S.A. Industria e Comercio ....................     1,827,299
    566,510  Petroleo Brasileiro S.A. (Preference Shares) (a)....     2,622,095
                                                                   ------------
                                                                      4,449,394
                                                                   ------------

             PAPER & FOREST PRODUCTS - 6.7%
    825,883  Duratex S.A. .......................................     2,427,050
    440,264  Fibria Celulose S.A. ...............................     4,060,060
    790,987  Suzano Papel e Celulose S.A. (Preference Shares) ...     3,350,312
                                                                   ------------
                                                                      9,837,422
                                                                   ------------

             PHARMACEUTICALS - 1.3%
    214,926  Hypermarcas S.A. ...................................     1,990,945
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
    234,979  BR Malls Participacoes S.A. (b).....................     1,087,602
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.4%
    479,181  Grendene S.A. ......................................     3,469,952
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.7%
    340,777  EcoRodovias Infraestrutura e Logistica S.A. ........       984,036
                                                                   ------------

             WATER UTILITIES - 5.7%
    390,136  Cia de Saneamento Basico do Estado de Sao Paulo ....     4,061,372


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             WATER UTILITIES (CONTINUED)
    307,726  Cia de Saneamento de Minas Gerais-COPASA ...........  $  4,344,691
                                                                   ------------
                                                                      8,406,063
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.4%
  1,075,863  TIM Participacoes S.A. .............................     3,470,969
                                                                   ------------

             TOTAL INVESTMENTS - 99.7% ..........................   146,458,305
             (Cost $130,069,262) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............       494,096
                                                                   ------------
             NET ASSETS - 100.0% ................................  $146,952,401
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Non-income producing security which pays in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2017 to March 31, 2017).

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,443,710 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,054,667.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   146,458,305  $ 146,458,305  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Brazil                                            96.4%
Multinational                                      3.3
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.7
NET OTHER ASSETS AND LIABILITIES                   0.3
                                                -------
TOTAL                                            100.0%
                                                =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                   % OF TOTAL
                                    LONG-TERM
SECTOR ALLOCATION                  INVESTMENTS
------------------------------------------------
Utilities                             24.3%
Financials                            24.0
Materials                             22.6
Consumer Discretionary                 8.3
Consumer Staples                       6.6
Telecommunication Services             4.3
Health Care                            4.1
Energy                                 3.0
Industrials                            2.0
Real Estate                            0.8
                                     ------
TOTAL                                100.0%
                                     ======


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.1%

             AUTO COMPONENTS - 1.9%
     24,800  Fuyao Glass Industry Group Co., Ltd., Class H (a)...  $     86,002
                                                                   ------------

             AUTOMOBILES - 10.2%
     29,000  BAIC Motor Corp. Ltd., Class H (a)..................        32,950
     18,000  Brilliance China Automotive Holdings Ltd. ..........        30,110
     54,028  Chongqing Changan Automobile Co., Ltd., Class B ....        75,082
    132,716  Dongfeng Motor Group Co., Ltd., Class H ............       149,085
    108,909  Geely Automobile Holdings Ltd. .....................       166,765
                                                                   ------------
                                                                        453,992
                                                                   ------------

             BANKS - 4.6%
     63,000  Agricultural Bank of China Ltd., Class H ...........        29,021
    116,000  Bank of China Ltd., Class H ........................        57,616
     36,000  Bank of Communications Co., Ltd., Class H ..........        27,979
     88,000  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H .........................................        59,448
     43,000  Industrial & Commercial Bank of China Ltd.,
                Class H .........................................        28,108
                                                                   ------------
                                                                        202,172
                                                                   ------------

             CAPITAL MARKETS - 3.1%
     54,000  China Everbright Ltd. ..............................       108,952
     72,000  China Huarong Asset Management Co., Ltd.,
                Class H (a) (b)..................................        29,462
                                                                   ------------
                                                                        138,414
                                                                   ------------

             CHEMICALS - 1.2%
     94,000  Sinopec Shanghai Petrochemical Co., Ltd., Class H...        52,132
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 1.2%
     29,600  ZTE Corp., Class H .................................        54,313
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 9.7%
     67,000  China Communications Construction Co., Ltd.,
                Class H .........................................        94,489
     40,000  China Railway Construction Corp., Ltd., Class H ....        56,720
     94,000  China Railway Group Ltd., Class H ..................        84,064
    265,000  Metallurgical Corp of China Ltd., Class H ..........       100,933
     92,819  Sinopec Engineering Group Co., Ltd., Class H .......        95,309
                                                                   ------------
                                                                        431,515
                                                                   ------------

             CONSTRUCTION MATERIALS - 1.4%
     18,850  Anhui Conch Cement Co., Ltd., Class H ..............        64,034
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.4%
    201,146  China Communications Services Corp., Ltd.,
                Class H .........................................       131,742
    222,544  China Telecom Corp., Ltd., Class H .................       108,530
                                                                   ------------
                                                                        240,272
                                                                   ------------

             FOOD PRODUCTS - 0.6%
     13,000  China Mengniu Dairy Co., Ltd. ......................        26,932
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 5.5%
     64,000  China Resources Power Holdings Co., Ltd. ...........       115,458
    114,000  Huadian Power International Corp., Ltd., Class H ...        48,554


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (CONTINUED)
    237,111  Huaneng Renewables Corp., Ltd., Class H ............  $     82,073
                                                                   ------------
                                                                        246,085
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.1%
     27,000  Beijing Enterprises Holdings Ltd. ..................       139,664
                                                                   ------------

             INSURANCE - 1.3%
     12,400  China Taiping Insurance Holdings Co., Ltd. (b)......        30,029
      5,600  New China Life Insurance Co., Ltd., Class H ........        26,661
                                                                   ------------
                                                                         56,690
                                                                   ------------

             MACHINERY - 4.8%
     84,000  Weichai Power Co., Ltd., Class H ...................       148,295
    117,200  Zoomlion Heavy Industry Science and Technology Co.,
                Ltd., Class H ...................................        62,887
                                                                   ------------
                                                                        211,182
                                                                   ------------

             METALS & MINING - 8.1%
    186,000  Aluminum Corp of China Ltd., Class H (b)............        90,948
    174,000  Angang Steel Co. Ltd., Class H (b)..................       123,814
     92,000  Jiangxi Copper Co., Ltd., Class H ..................       143,241
                                                                   ------------
                                                                        358,003
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.3%
     36,000  China Petroleum & Chemical Corp., Class H ..........        29,183
    150,000  Yanzhou Coal Mining Co., Ltd., Class H .............       116,580
                                                                   ------------
                                                                        145,763
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 25.6%
     30,000  China Overseas Land & Investment Ltd. ..............        85,698
     34,929  China Resources Land Ltd. ..........................        94,385
    229,532  Country Garden Holdings Co., Ltd. ..................       206,450
    106,288  Guangzhou R&F Properties Co., Ltd., Class H ........       166,034
     81,027  Longfor Properties Co., Ltd. .......................       133,247
    124,800  Red Star Macalline Group Corp., Ltd., Class H (a)...       138,426
    256,000  Shenzhen Investment Ltd. ...........................       114,634
    155,000  Sunac China Holdings Ltd. ..........................       201,042
                                                                   ------------
                                                                      1,139,916
                                                                   ------------

             ROAD & RAIL - 1.7%
    128,000  Guangshen Railway Co., Ltd., Class H ...............        77,411
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
    917,323  Hanergy Thin Film Power Group Ltd. (b) (c)..........             0
     65,309  Semiconductor Manufacturing International
                Corp. (b)........................................        80,843
                                                                   ------------
                                                                         80,843
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.4%
     17,000  ANTA Sports Products Ltd. ..........................        47,031
     92,000  Belle International Holdings Ltd. ..................        59,782
                                                                   ------------
                                                                        106,813
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE - 3.2%
    128,000  COSCO SHIPPING Ports Ltd. ..........................  $    141,316
                                                                   ------------

             TOTAL INVESTMENTS - 100.1% .........................     4,453,464
             (Cost $4,367,389) (d)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........        (4,151)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  4,449,313
                                                                   ============

-----------------------------

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $666,348 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $580,273.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
   Semiconductors & Semiconductor Equipment...  $        80,843  $      80,843  $            --  $           --*
   Other Industry Categories**................        4,372,621      4,372,621               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,453,464  $   4,453,464  $            --  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
      Common Stocks                                     $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2017
      Common Stocks                                             --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========
* Investment is valued at $0.

                                   % OF TOTAL
                                    LONG-TERM
SECTOR ALLOCATION                  INVESTMENTS
------------------------------------------------
Real Estate                           25.6%
Industrials                           22.5
Consumer Discretionary                14.5
Materials                             10.7
Financials                             8.9
Utilities                              5.5
Telecommunication Services             5.4
Energy                                 3.3
Information Technology                 3.0
Consumer Staples                       0.6
                                     ------
TOTAL                                100.0%
                                     ======


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
China                                             60.0%
Cayman Islands                                    22.8
Hong Kong                                         13.4
Bermuda                                            3.9
-------------------------------------------------------
TOTAL INVESTMENTS                                100.1
NET OTHER ASSETS AND LIABILITIES                  (0.1)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which may be different than the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.1%

             AIRLINES - 2.8%
    194,000  ANA Holdings, Inc. .................................  $    592,124
     29,900  Japan Airlines Co., Ltd. ...........................       946,981
                                                                   ------------
                                                                      1,539,105
                                                                   ------------

             AUTO COMPONENTS - 12.1%
     16,000  Aisin Seiki Co., Ltd. ..............................       786,131
     19,300  Bridgestone Corp. ..................................       780,633
      4,000  Denso Corp. ........................................       175,945
     13,100  Koito Manufacturing Co., Ltd. ......................       681,299
     48,200  Sumitomo Electric Industries Ltd. ..................       799,220
     54,700  Sumitomo Rubber Industries Ltd. ....................       932,057
     22,300  Toyoda Gosei Co., Ltd. .............................       567,065
     15,100  Toyota Boshoku Corp. ...............................       350,340
     18,200  Toyota Industries Corp. ............................       904,033
     38,800  Yokohama Rubber (The) Co., Ltd. ....................       759,411
                                                                   ------------
                                                                      6,736,134
                                                                   ------------

             AUTOMOBILES - 5.2%
     11,800  Honda Motor Co., Ltd. ..............................       355,176
     13,700  Isuzu Motors Ltd. ..................................       181,202
     42,400  Mazda Motor Corp. ..................................       610,502
     51,900  Nissan Motor Co., Ltd. .............................       500,446
      4,300  Subaru Corp. .......................................       157,701
     14,900  Suzuki Motor Corp. .................................       618,592
      8,800  Toyota Motor Corp. .................................       477,586
                                                                   ------------
                                                                      2,901,205
                                                                   ------------

             BEVERAGES - 1.4%
     23,600  Coca-Cola Bottlers Japan, Inc. (a)..................       761,017
                                                                   ------------

             BUILDING PRODUCTS - 2.1%
     25,000  Asahi Glass Co., Ltd. ..............................       202,551
     38,200  LIXIL Group Corp. ..................................       969,325
                                                                   ------------
                                                                      1,171,876
                                                                   ------------

             CHEMICALS - 10.7%
     60,000  Asahi Kasei Corp. ..................................       582,053
     78,700  Daicel Corp. .......................................       947,963
     20,700  Hitachi Chemical Co., Ltd. .........................       572,676
     46,200  Kuraray Co., Ltd. ..................................       700,490
     26,700  Mitsubishi Chemical Holdings Corp. .................       206,588
     50,900  Mitsubishi Gas Chemical Co., Inc. ..................     1,057,045
      5,100  Nissan Chemical Industries Ltd. ....................       148,424
     75,000  Taiyo Nippon Sanso Corp. ...........................       877,122
     97,000  Tosoh Corp. ........................................       852,115
                                                                   ------------
                                                                      5,944,476
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 0.3%
     25,000  Kajima Corp. .......................................       163,029



                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION
-----------  ----------------------------------------------------
COMMON STOCKS (CONTINUED)

             CONSTRUCTION MATERIALS - 1.6%
    273,000  Taiheiyo Cement Corp. ..............................  $    912,207
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.4%
    168,000  Mitsubishi UFJ Lease & Finance Co., Ltd. ...........       837,510
     33,400  ORIX Corp. .........................................       494,265
                                                                   ------------
                                                                      1,331,775
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
     20,600  Nippon Telegraph & Telephone Corp. .................       879,288
                                                                   ------------

             ELECTRIC UTILITIES - 4.7%
     62,100  Chubu Electric Power Co., Inc. .....................       831,682
     29,500  Chugoku Electric Power (The) Co., Inc. .............       326,453
     47,700  Kansai Electric Power (The) Co., Inc. ..............       585,699
     16,000  Kyushu Electric Power Co., Inc. ....................       170,448
     27,700  Tohoku Electric Power Co., Inc. ....................       375,205
     86,000  Tokyo Electric Power Co., Holdings, Inc. (b)........       336,801
                                                                   ------------
                                                                      2,626,288
                                                                   ------------

             ELECTRICAL EQUIPMENT - 2.4%
    168,000  Fuji Electric Co., Ltd. ............................       997,467
     24,900  Mitsubishi Electric Corp. ..........................       357,184
                                                                   ------------
                                                                      1,354,651
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
      8,600  Hitachi High-Technologies Corp. ....................       350,319
     64,000  Hitachi Ltd. .......................................       346,358
      2,500  TDK Corp. ..........................................       158,313
                                                                   ------------
                                                                        854,990
                                                                   ------------

             FOOD PRODUCTS - 1.2%
     25,000  NH Foods Ltd. ......................................       671,203
                                                                   ------------

             GAS UTILITIES - 1.3%
     90,000  Osaka Gas Co., Ltd. ................................       341,956
     79,000  Tokyo Gas Co., Ltd. ................................       359,485
                                                                   ------------
                                                                        701,441
                                                                   ------------

             HOUSEHOLD DURABLES - 6.5%
     85,400  Haseko Corp. .......................................       923,575
     45,800  Iida Group Holdings Co., Ltd. ......................       702,653
     43,600  Sekisui Chemical Co., Ltd. .........................       732,737
    301,000  Sharp Corp. (a) (b).................................     1,270,727
                                                                   ------------
                                                                      3,629,692
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.9%
     22,600  Electric Power Development Co., Ltd. ...............       528,815
                                                                   ------------

             INSURANCE - 5.2%
     21,100  Dai-ichi Life Holdings, Inc. .......................       378,390
     28,100  MS&AD Insurance Group Holdings, Inc. ...............       893,505
     15,400  Sompo Holdings, Inc. ...............................       564,238


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
     13,100  T&D Holdings, Inc. .................................  $    190,152
     21,200  Tokio Marine Holdings, Inc. ........................       894,235
                                                                   ------------
                                                                      2,920,520
                                                                   ------------

             IT SERVICES - 2.1%
     93,000  Fujitsu Ltd. .......................................       568,793
     20,000  Itochu Techno-Solutions Corp. ......................       587,442
                                                                   ------------
                                                                      1,156,235
                                                                   ------------

             LEISURE PRODUCTS - 1.1%
     46,700  Sega Sammy Holdings, Inc. ..........................       625,855
                                                                   ------------

             MACHINERY - 5.5%
     34,300  Hino Motors Ltd. ...................................       415,002
     24,100  Hitachi Construction Machinery Co., Ltd. ...........       600,714
     37,100  Minebea Mitsumi, Inc. ..............................       494,867
     44,900  NSK Ltd. ...........................................       642,062
    135,000  Sumitomo Heavy Industries Ltd. .....................       940,986
                                                                   ------------
                                                                      3,093,631
                                                                   ------------

             MARINE - 1.1%
    189,000  Mitsui OSK Lines Ltd. ..............................       594,179
                                                                   ------------

             MEDIA - 3.3%
     49,700  Fuji Media Holdings, Inc. ..........................       685,702
     56,500  Hakuhodo DY Holdings, Inc. .........................       669,900
     28,700  Nippon Television Holdings, Inc. ...................       494,188
                                                                   ------------
                                                                      1,849,790
                                                                   ------------

             METALS & MINING - 1.5%
     12,900  Hitachi Metals Ltd. ................................       180,992
     22,600  Mitsubishi Materials Corp. .........................       684,110
                                                                   ------------
                                                                        865,102
                                                                   ------------

             MULTILINE RETAIL - 1.0%
     12,300  Izumi Co., Ltd. ....................................       551,859
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.0%
     32,700  Idemitsu Kosan Co., Ltd. ...........................     1,136,702
                                                                   ------------

             PROFESSIONAL SERVICES - 0.4%
      4,300  Recruit Holdings Co., Ltd. .........................       219,384
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
     12,400  Aeon Mall Co., Ltd. ................................       195,139
     40,900  Nomura Real Estate Holdings, Inc. ..................       651,725
                                                                   ------------
                                                                        846,864
                                                                   ------------

             ROAD & RAIL - 3.0%
      5,200  Central Japan Railway Co. ..........................       847,283
      5,300  Hankyu Hanshin Holdings, Inc. ......................       172,335


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ROAD & RAIL (CONTINUED)
    129,000  Nippon Express Co., Ltd. ...........................  $    662,786
                                                                   ------------
                                                                      1,682,404
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
     10,400  Advantest Corp. ....................................       194,305
     26,800  Sumco Corp. ........................................       446,306
      1,900  Tokyo Electron Ltd. ................................       207,442
                                                                   ------------
                                                                        848,053
                                                                   ------------

             SOFTWARE - 0.3%
      4,300  Konami Holdings Corp. ..............................       182,498
                                                                   ------------

             SPECIALTY RETAIL - 0.8%
        400  Fast Retailing Co., Ltd. ...........................       125,465
     64,400  Yamada Denki Co., Ltd. (a)..........................       321,045
                                                                   ------------
                                                                        446,510
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.0%
     19,300  Brother Industries Ltd. ............................       403,058
     17,500  Konica Minolta, Inc. ...............................       156,562
    262,000  NEC Corp. ..........................................       630,702
     61,600  Ricoh Co., Ltd. ....................................       506,832
     24,600  Seiko Epson Corp. ..................................       517,941
                                                                   ------------
                                                                      2,215,095
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 3.8%
     61,300  Marubeni Corp. .....................................       377,447
    143,000  Sojitz Corp. .......................................       358,367
     73,900  Sumitomo Corp. .....................................       994,029
     13,300  Toyota Tsusho Corp. ................................       402,596
                                                                   ------------
                                                                      2,132,439
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.3%
     13,700  KDDI Corp. .........................................       359,574
      7,500  NTT DOCOMO, Inc. ...................................       174,650
     10,500  SoftBank Group Corp. ...............................       741,498
                                                                   ------------
                                                                      1,275,722
                                                                   ------------
             TOTAL COMMON STOCKS ................................    55,350,034
             (Cost $53,103,443)                                    ------------

MONEY MARKET FUNDS - 3.2%
  1,768,591  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (c) (d).......     1,768,591
             (Cost $1,768,591)                                     ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 102.3% .........................  $ 57,118,625
             (Cost $54,872,034) (e)

             NET OTHER ASSETS AND LIABILITIES - (2.3%) ..........    (1,283,399)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 55,835,226
                                                                   ============

-----------------------------

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,682,463 and the total value of the collateral held by the Fund is $1,768,591.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,912,096 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,665,505.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    55,350,034  $  55,350,034  $            --  $           --
Money Market Funds............................        1,768,591      1,768,591               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    57,118,625  $  57,118,625  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Level during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Japan                                             99.1%
United States                                      3.2
-------------------------------------------------------
TOTAL INVESTMENTS                                102.3
NET OTHER ASSETS AND LIABILITIES                  (2.3)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   30.2%
Industrials                              21.6
Materials                                14.0
Information Technology                    9.5
Financials                                7.7
Utilities                                 7.0
Telecommunication Services                3.9
Consumer Staples                          2.6
Energy                                    2.0
Real Estate                               1.5
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.2%

             AIR FREIGHT & LOGISTICS - 1.2%
        453  Hyundai Glovis Co., Ltd. ...........................  $     59,547
                                                                   ------------

             AUTO COMPONENTS - 4.6%
      2,412  Hankook Tire Co., Ltd. .............................       117,548
        530  Hyundai Mobis Co., Ltd. ............................       113,981
                                                                   ------------
                                                                        231,529
                                                                   ------------

             AUTOMOBILES - 6.3%
      1,198  Hyundai Motor Co. ..................................       168,725
      4,456  Kia Motors Corp. ...................................       147,630
                                                                   ------------
                                                                        316,355
                                                                   ------------

             BANKS - 11.4%
      4,477  Hana Financial Group, Inc. .........................       147,925
      8,262  Industrial Bank of Korea ...........................        90,134
      2,452  KB Financial Group, Inc. ...........................       107,438
      3,092  Shinhan Financial Group Co., Ltd. ..................       128,845
      8,230  Woori Bank .........................................        95,672
                                                                   ------------
                                                                        570,014
                                                                   ------------

             BIOTECHNOLOGY - 1.6%
        977  Celltrion, Inc. (a).................................        78,716
                                                                   ------------

             BUILDING PRODUCTS - 1.2%
        195  KCC Corp. ..........................................        61,728
                                                                   ------------

             CHEMICALS - 9.0%
      7,080  Hanwha Chemical Corp. ..............................       167,139
        721  Hyosung Corp. ......................................        87,361
        268  LG Chem, Ltd. ......................................        70,457
        379  Lotte Chemical Corp. ...............................       125,565
                                                                   ------------
                                                                        450,522
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 4.2%
        783  Hyundai Development Co.-Engineering &
                Construction ....................................        28,462
      4,086  Hyundai Engineering & Construction Co., Ltd. .......       180,861
                                                                   ------------
                                                                        209,323
                                                                   ------------

             CONSUMER FINANCE - 1.2%
      1,762  Samsung Card Co., Ltd. .............................        61,764
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (b) (c)......................             0
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
     12,219  LG Uplus Corp. .....................................       156,248
                                                                   ------------

             ELECTRIC UTILITIES - 3.3%
      3,970  Korea Electric Power Corp. .........................       164,899
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
      3,336  LG Display Co., Ltd. ...............................        90,239
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             FOOD & STAPLES RETAILING - 2.8%
        573  E-MART, Inc. .......................................  $    105,295
        735  GS Retail Co., Ltd. ................................        34,637
                                                                   ------------
                                                                        139,932
                                                                   ------------

             FOOD PRODUCTS - 0.6%
         98  CJ CheilJedang Corp. ...............................        30,934
                                                                   ------------

             GAS UTILITIES - 2.3%
      2,888  Korea Gas Corp. (c).................................       116,083
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 0.7%
        978  Kangwon Land, Inc. .................................        33,408
                                                                   ------------

             HOUSEHOLD DURABLES - 3.0%
        352  Hanssem Co., Ltd. ..................................        69,248
      1,356  LG Electronics, Inc. ...............................        82,332
                                                                   ------------
                                                                        151,580
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 6.8%
        188  CJ Corp. ...........................................        29,252
      1,749  LG Corp. ...........................................       109,791
        279  Samsung C&T Corp. ..................................        31,809
        762  SK Holdings Co., Ltd. ..............................       165,919
                                                                   ------------
                                                                        336,771
                                                                   ------------

             INSURANCE - 5.4%
        563  Dongbu Insurance Co., Ltd. .........................        32,220
     26,781  Hanwha Life Insurance Co., Ltd. ....................       144,646
        130  Samsung Fire & Marine Insurance Co., Ltd. ..........        31,154
        622  Samsung Life Insurance Co., Ltd. ...................        60,348
                                                                   ------------
                                                                        268,368
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 0.7%
         45  NAVER Corp. ........................................        34,405
                                                                   ------------

             MACHINERY - 6.6%
      1,202  Hyundai Heavy Industries Co., Ltd. (b) (c)..........       177,350
     15,125  Samsung Heavy Industries Co., Ltd. (c)..............       151,480
                                                                   ------------
                                                                        328,830
                                                                   ------------

             METALS & MINING - 6.8%
      3,068  Hyundai Steel Co. ..................................       160,492
        679  POSCO ..............................................       176,687
                                                                   ------------
                                                                        337,179
                                                                   ------------

             MULTILINE RETAIL - 1.2%
        316  Lotte Shopping Co., Ltd. ...........................        61,459
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.7%
      2,586  GS Holdings Corp. ..................................       136,665
        826  S-Oil Corp. ........................................        74,232


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        477  SK Innovation Co., Ltd. ............................  $     71,019
                                                                   ------------
                                                                        281,916
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
      2,347  SK Hynix, Inc. .....................................       105,985
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.9%
         78  Samsung Electronics Co., Ltd. ......................       143,682
                                                                   ------------

             TOBACCO - 0.6%
        346  KT&G Corp. .........................................        30,166
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.1%
        468  SK Telecom Co., Ltd. ...............................       105,460
                                                                   ------------

             TOTAL INVESTMENTS - 99.2% ..........................     4,957,042
             (Cost $4,227,173) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.8% ............        40,868
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  4,997,910
                                                                   ============

-----------------------------

(a) Non-income producing security which pays in-kind distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2017 to March 31, 2017).

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $177,350 or 3.5% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $772,728 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $42,859.


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Diversified Financial Services............  $            --* $          --  $            --* $           --
    Machinery.................................          328,830        151,480          177,350              --
    Other Industry Categories**...............        4,628,212      4,628,212               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,957,042  $   4,779,692  $       177,350  $           --
                                                ===============  =============  ===============  ==============

*  Investment is valued at zero.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stock valued at $99,298 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of being halted on the primary exchange.

COUNTRY ALLOCATION***                   % OF NET ASSETS
-------------------------------------------------------
South Korea                                       99.2%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.2
NET OTHER ASSETS AND LIABILITIES                   0.8
                                                 ------
TOTAL                                            100.0%
                                                 ======

*** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              20.1%
Financials                               18.2
Consumer Discretionary                   16.0
Materials                                15.9
Information Technology                    7.5
Energy                                    5.7
Utilities                                 5.7
Telecommunication Services                5.3
Consumer Staples                          4.0
Health Care                               1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 92.8%

             AUSTRALIA - 4.7%
     71,341  Aristocrat Leisure Ltd. ............................  $    979,446
    181,932  BlueScope Steel Ltd. ...............................     1,704,091
     27,721  Challenger Ltd. ....................................       265,795
      5,999  Cochlear Ltd. ......................................       619,791
     46,899  Crown Resorts Ltd. .................................       423,162
    449,397  Evolution Mining Ltd. ..............................       721,013
    113,945  Fortescue Metals Group Ltd. ........................       542,346
     20,087  LendLease Group ....................................       239,098
      6,885  Macquarie Group Ltd. ...............................       474,465
    447,606  Orora Ltd. .........................................     1,012,234
    180,758  Qantas Airways Ltd. ................................       537,206
     10,699  Ramsay Health Care Ltd. ............................       571,283
    585,044  South32 Ltd. .......................................     1,233,647
     51,083  Treasury Wine Estates Ltd. .........................       477,305
                                                                   ------------
                                                                      9,800,882
                                                                   ------------

             AUSTRIA - 1.2%
      9,228  Lenzing AG .........................................     1,551,975
     38,796  Verbund AG .........................................       658,683
      6,237  voestalpine AG .....................................       245,519
                                                                   ------------
                                                                      2,456,177
                                                                   ------------

             BELGIUM - 0.6%
      6,008  Melexis N.V. .......................................       520,502
     13,759  Umicore S.A. .......................................       783,811
                                                                   ------------
                                                                      1,304,313
                                                                   ------------

             BERMUDA - 1.8%
    152,000  Hongkong Land Holdings Ltd. ........................     1,168,880
    197,672  Kerry Properties Ltd. ..............................       685,487
  1,154,530  Nine Dragons Paper Holdings Ltd. ...................     1,240,472
    388,277  NWS Holdings Ltd. ..................................       708,456
                                                                   ------------
                                                                      3,803,295
                                                                   ------------

             CANADA - 3.1%
     60,895  CAE, Inc. ..........................................       930,471
        373  Fairfax Financial Holdings Ltd. ....................       169,748
     26,112  First Quantum Minerals Ltd. ........................       277,447
     24,018  Industrial Alliance Insurance & Financial Services,
                Inc. ............................................     1,040,837
     25,183  Magna International, Inc. ..........................     1,086,778
     18,833  Maple Leaf Foods, Inc. .............................       457,141
     12,437  Saputo, Inc. .......................................       429,172
     35,924  Seven Generations Energy Ltd., Class A (b)..........       656,430
     24,008  Silver Wheaton Corp. ...............................       500,253
     23,987  Teck Resources Ltd., Class B .......................       524,527
    146,184  Turquoise Hill Resources Ltd. (b)...................       446,296
                                                                   ------------
                                                                      6,519,100
                                                                   ------------

             CAYMAN ISLANDS - 1.9%
    373,339  Fullshare Holdings Ltd. (c).........................       165,256


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    355,850  Kingboard Chemical Holdings Ltd. ...................  $  1,314,147
    712,859  Lee & Man Paper Manufacturing Ltd. .................       544,860
    478,142  Shimao Property Holdings Ltd. ......................       759,219
  1,194,678  Xinyi Glass Holdings Ltd. ..........................     1,051,483
                                                                   ------------
                                                                      3,834,965
                                                                   ------------

             DENMARK - 1.5%
     21,347  Dfds A.S. ..........................................     1,173,938
     17,337  DSV A.S. ...........................................       897,479
     13,109  Vestas Wind Systems A.S. ...........................     1,065,849
                                                                   ------------
                                                                      3,137,266
                                                                   ------------

             FINLAND - 2.1%
     18,805  Cargotec OYJ, Class B ..............................       930,839
     18,520  Huhtamaki OYJ ......................................       658,901
     10,117  Neste OYJ (c).......................................       394,585
    121,451  Stora Enso OYJ, Class R ............................     1,435,568
     40,849  UPM-Kymmene OYJ (c).................................       959,581
                                                                   ------------
                                                                      4,379,474
                                                                   ------------

             FRANCE - 5.7%
     11,659  Arkema S.A. ........................................     1,150,250
     10,008  Atos SE ............................................     1,237,944
      1,447  BioMerieux .........................................       244,902
      3,904  Cie Generale des Etablissements Michelin ...........       474,161
     19,518  Cie Plastic Omnium S.A. ............................       710,856
     12,836  CNP Assurances .....................................       261,271
     10,417  Eutelsat Communications S.A. .......................       232,592
      2,142  Kering .............................................       554,019
     13,783  Orange S.A. ........................................       214,159
     42,368  Peugeot S.A. (b)....................................       853,116
     10,499  Renault S.A. .......................................       912,043
     14,075  Rexel S.A. .........................................       255,559
      7,056  Rubis SCA ..........................................       691,537
      2,875  Sartorius Stedim Biotech ...........................       193,684
      6,110  SEB S.A. ...........................................       853,226
      7,253  Sodexo S.A. ........................................       853,059
      8,089  Teleperformance ....................................       873,721
     18,487  Valeo S.A. .........................................     1,231,240
                                                                   ------------
                                                                     11,797,339
                                                                   ------------

             GERMANY - 7.0%
      6,219  adidas AG ..........................................     1,182,919
      7,697  Bayerische Motoren Werke AG ........................       702,136
      6,131  Daimler AG .........................................       452,606
     38,766  Deutsche Lufthansa AG ..............................       628,605
     11,867  Deutsche Wohnen AG .................................       390,742
      5,136  Duerr AG ...........................................       458,490
      6,856  HeidelbergCement AG ................................       641,875
      4,583  HOCHTIEF AG ........................................       757,573


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     60,456  Infineon Technologies AG ...........................  $  1,234,747
     19,133  Jungheinrich AG (Preference Shares) ................       635,601
     56,856  K+S AG .............................................     1,321,650
     13,335  KION Group AG ......................................       871,044
     13,894  LANXESS AG .........................................       932,163
     11,029  OSRAM Licht AG .....................................       691,237
     37,562  RWE AG (b)..........................................       622,505
      2,377  SAP SE .............................................       233,241
      5,096  Software AG ........................................       201,501
      3,875  STADA Arzneimittel AG ..............................       237,242
     31,054  Suedzucker AG ......................................       779,180
     27,146  thyssenkrupp AG ....................................       664,907
     20,671  Zalando SE (b) (d)..................................       836,315
                                                                   ------------
                                                                     14,476,279
                                                                   ------------

             HONG KONG - 2.8%
    464,612  Cathay Pacific Airways Ltd. ........................       674,364
    145,131  Henderson Land Development Co., Ltd. ...............       899,190
    236,365  Hopewell Holdings Ltd. .............................       891,140
    664,678  New World Development Co., Ltd. ....................       817,644
     28,657  Sun Hung Kai Properties Ltd. .......................       421,107
     19,996  Swire Pacific Ltd., Class A ........................       199,664
     58,881  Wharf Holdings (The) Ltd. ..........................       505,355
    182,624  Wheelock & Co., Ltd. ...............................     1,444,026
                                                                   ------------
                                                                      5,852,490
                                                                   ------------

             IRELAND - 0.7%
     32,255  CRH PLC ............................................     1,137,926
      8,006  Kingspan Group PLC .................................       255,413
                                                                   ------------
                                                                      1,393,339
                                                                   ------------

             ISRAEL - 0.1%
     55,358  Israel Chemicals Ltd. ..............................       235,338
                                                                   ------------

             ITALY - 1.4%
      7,228  Brembo S.p.A. ......................................       534,746
     21,047  Buzzi Unicem S.p.A. ................................       538,870
     24,709  Prysmian S.p.A. ....................................       653,190
  1,019,498  Saipem S.p.A. (b)...................................       462,774
    519,688  Telecom Italia S.p.A. (b)...........................       467,362
      9,269  UniCredit S.p.A. ...................................       142,884
                                                                   ------------
                                                                      2,799,826
                                                                   ------------

             JAPAN - 24.4%
     11,100  Air Water, Inc. ....................................       204,592
     14,500  Aisin Seiki Co., Ltd. ..............................       712,432
     80,000  ANA Holdings, Inc. .................................       244,175
     69,152  Asahi Glass Co., Ltd. ..............................       560,272
     81,850  Asahi Kasei Corp. ..................................       794,018
     23,610  Bridgestone Corp. ..................................       954,961


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     49,462  Brother Industries Ltd. ............................  $  1,032,957
      3,500  Central Japan Railway Co. ..........................       570,287
     59,176  Chubu Electric Power Co., Inc. .....................       792,521
     17,100  Chugoku Electric Power (The) Co., Inc. .............       189,232
      2,800  Cosmos Pharmaceutical Corp. ........................       546,771
     69,400  Daicel Corp. .......................................       835,942
     12,800  DeNA Co., Ltd. .....................................       259,725
     10,600  Denso Corp. ........................................       466,255
     28,900  DIC Corp. ..........................................     1,066,909
     26,700  Electric Power Development Co., Ltd. ...............       624,751
     16,000  Fuji Media Holdings, Inc. ..........................       220,749
    125,000  Fujitsu Ltd. .......................................       764,506
    113,120  Haseko Corp. .......................................     1,223,358
     40,710  Hino Motors Ltd. ...................................       492,557
     29,134  Hitachi Chemical Co., Ltd. .........................       806,007
     10,600  Hitachi Construction Machinery Co., Ltd. ...........       264,215
     22,100  Hitachi High-Technologies Corp. ....................       900,238
     50,000  Hitachi Ltd. .......................................       270,592
     34,762  Hitachi Metals Ltd. ................................       487,723
      7,660  Honda Motor Co., Ltd. ..............................       230,564
     42,486  Iida Group Holdings Co., Ltd. ......................       651,811
     55,690  Isuzu Motors Ltd. ..................................       736,581
     37,316  Japan Airlines Co., Ltd. ...........................     1,181,858
     14,148  JSR Corp. ..........................................       238,532
     43,240  JTEKT Corp. ........................................       671,535
     47,800  Kansai Electric Power (The) Co., Inc. ..............       586,927
     77,500  Konica Minolta, Inc. ...............................       693,344
     58,286  Kuraray Co., Ltd. ..................................       883,740
     56,940  Mazda Motor Corp. ..................................       819,858
     23,300  MINEBEA MITSUMI, Inc. ..............................       310,792
      9,392  Mitsubishi Corp. ...................................       202,932
     16,934  Mitsubishi Electric Corp. ..........................       242,914
     76,700  Mitsubishi Gas Chemical Co., Inc. ..................     1,592,836
     23,936  Mitsubishi Materials Corp. .........................       724,552
     95,200  Mitsubishi UFJ Lease & Finance Co., Ltd. ...........       474,589
    140,000  Mitsui Chemicals, Inc. .............................       691,637
     24,000  Mixi, Inc. .........................................     1,155,484
     84,000  NEC Corp. ..........................................       202,210
     48,200  Nichirei Corp. .....................................     1,192,336
     49,000  Nippon Express Co., Ltd. ...........................       251,756
     32,500  Nippon Paint Holdings Co., Ltd. ....................     1,131,209
     14,458  Nippon Telegraph & Telephone Corp. .................       617,124
     38,700  Nippon Television Holdings, Inc. ...................       666,378
     45,200  Nissan Motor Co., Ltd. .............................       435,841
     51,148  Nomura Real Estate Holdings, Inc. ..................       815,023
     63,958  NSK Ltd. ...........................................       914,588
     29,900  ORIX Corp. .........................................       442,471
    101,032  Osaka Gas Co., Ltd. ................................       383,873
     10,300  Recruit Holdings Co., Ltd. .........................       525,501


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     48,000  Ricoh Co., Ltd. ....................................  $    394,934
     16,800  SCREEN Holdings Co., Ltd. ..........................     1,235,893
     76,900  Sega Sammy Holdings, Inc. ..........................     1,030,583
      9,900  SoftBank Group Corp. ...............................       699,127
    169,900  Sojitz Corp. .......................................       425,780
     23,360  Subaru Corp. .......................................       856,722
     53,000  Sumitomo Chemical Co., Ltd. ........................       296,111
     33,500  Sumitomo Dainippon Pharma Co., Ltd. ................       553,067
     46,516  Sumitomo Electric Industries Ltd. ..................       771,297
    176,000  Sumitomo Heavy Industries Ltd. .....................     1,226,767
     72,050  Sumitomo Rubber Industries Ltd. ....................     1,227,691
     19,200  Suzuki Motor Corp. .................................       797,111
    229,000  Taiheiyo Cement Corp. ..............................       765,185
      2,900  TDK Corp. ..........................................       183,643
     10,800  Teijin Ltd. ........................................       203,622
      6,700  Toho Co., Ltd. .....................................       177,595
     16,500  Tohoku Electric Power Co., Inc. ....................       223,498
    147,910  Tokyo Gas Co., Ltd. ................................       673,055
    134,000  Toshiba Corp. (b) (c)...............................       290,556
     71,760  Tosoh Corp. ........................................       630,390
     18,400  Toyoda Gosei Co., Ltd. .............................       467,892
     19,000  Toyota Boshoku Corp. ...............................       440,825
     18,500  Toyota Industries Corp. ............................       918,935
     11,100  Toyota Motor Corp. .................................       602,409
     13,000  Welcia Holdings Co., Ltd. ..........................       363,738
     16,300  Yokogawa Electric Corp. ............................       256,513
                                                                   ------------
                                                                     50,667,480
                                                                   ------------

             JERSEY - 1.3%
    313,219  Glencore PLC (b)....................................     1,228,901
     93,070  UBM PLC ............................................       891,464
      3,819  Wolseley PLC .......................................       240,198
     18,319  WPP PLC ............................................       402,117
                                                                   ------------
                                                                      2,762,680
                                                                   ------------

             LUXEMBOURG - 1.7%
      9,548  APERAM S.A. ........................................       477,205
    140,982  ArcelorMittal (b)...................................     1,186,051
      1,903  Eurofins Scientific SE .............................       827,985
     55,173  Grand City Properties S.A. .........................     1,014,427
                                                                   ------------
                                                                      3,505,668
                                                                   ------------

             NETHERLANDS - 0.4%
     12,110  Boskalis Westminster ...............................       417,605
     26,487  STMicroelectronics N.V. ............................       404,631
                                                                   ------------
                                                                        822,236
                                                                   ------------

             NEW ZEALAND - 0.4%
    138,286  Fletcher Building Ltd. .............................       806,528
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY - 0.8%
     13,575  Aker BP ASA ........................................  $    217,549
     20,883  Orkla ASA ..........................................       187,033
     32,473  Yara International ASA .............................     1,250,329
                                                                   ------------
                                                                      1,654,911
                                                                   ------------

             PORTUGAL - 0.1%
     81,454  Banco Espirito Santo S.A. (b) (e) (f)...............             0
     64,247  EDP - Energias de Portugal S.A. ....................       217,610
                                                                   ------------
                                                                        217,610
                                                                   ------------

             SINGAPORE - 0.9%
    485,500  Hutchison Port Holdings Trust ......................       201,483
    163,350  Keppel Corp., Ltd. .................................       810,415
    112,000  Singapore Airlines Ltd. ............................       806,262
                                                                   ------------
                                                                      1,818,160
                                                                   ------------

             SOUTH KOREA - 11.9%
     13,335  GS Holdings Corp. ..................................       704,729
     20,005  Hankook Tire Co., Ltd. .............................       974,937
     76,668  Hanon Systems ......................................       636,215
     49,112  Hanwha Chemical Corp. ..............................     1,159,400
     41,254  Hanwha Life Insurance Co., Ltd. ....................       222,815
     18,678  Hanwha Techwin Co., Ltd. (b)........................       786,671
      3,660  Hyosung Corp. ......................................       443,468
      6,718  Hyundai Heavy Industries Co., Ltd. (b) (f)..........       991,210
     26,229  Hyundai Marine & Fire Insurance Co., Ltd. ..........       820,902
      4,322  Hyundai Mobis Co., Ltd. ............................       929,483
      8,776  Hyundai Motor Co. ..................................     1,236,001
     18,717  Hyundai Steel Co. ..................................       979,115
     19,882  Industrial Bank of Korea ...........................       216,901
     28,191  Kia Motors Corp. ...................................       933,986
     22,006  Korea Electric Power Corp. .........................       914,047
     10,750  Korea Gas Corp. (b).................................       432,096
      3,933  LG Chem, Ltd. ......................................     1,033,982
     14,698  LG Corp. ...........................................       922,650
      9,923  LG Electronics, Inc. ...............................       602,496
     60,679  LG Uplus Corp. .....................................       775,919
      3,990  Lotte Chemical Corp. ...............................     1,321,913
      1,072  NAVER Corp. ........................................       819,601
      1,608  NCSoft Corp. .......................................       438,558
      8,786  S-Oil Corp. ........................................       789,585
     14,234  Samsung Card Co., Ltd. .............................       498,947
        592  Samsung Electronics Co., Ltd. ......................     1,090,512
      5,603  SK Holdings Co., Ltd. ..............................     1,220,004
     29,555  SK Hynix, Inc. .....................................     1,334,640
      1,468  SK Innovation Co., Ltd. ............................       218,566
      4,212  SK Telecom Co., Ltd. ...............................       949,141
     20,842  Woori Bank .........................................       242,284
                                                                   ------------
                                                                     24,640,774
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SPAIN - 1.8%
     11,424  Acciona S.A. .......................................  $    915,618
     34,839  Distribuidora Internacional de Alimentacion S.A. ...       201,478
     45,048  Gamesa Corp. Tecnologica S.A. ......................     1,065,909
     83,315  International Consolidated Airlines Group S.A. .....       552,199
    154,236  Mapfre S.A. ........................................       528,993
     62,885  Prosegur Cia de Seguridad S.A. .....................       378,363
                                                                   ------------
                                                                      3,642,560
                                                                   ------------

             SWEDEN - 3.0%
     27,515  Boliden AB .........................................       819,863
     59,099  Fabege AB (c).......................................       939,844
     36,798  Fingerprint Cards AB, Class B (b) (c)...............       148,413
      4,940  Hexagon AB, Class B ................................       198,468
     49,768  Hufvudstaden AB, Class A ...........................       737,579
     74,105  Husqvarna AB, Class B (c)...........................       650,439
     13,124  L E Lundbergforetagen AB, Class B ..................       889,760
     24,222  Saab AB, Class B ...................................     1,022,603
     38,571  Securitas AB, Class B ..............................       602,628
     18,887  Volvo AB, Class B ..................................       278,858
                                                                   ------------
                                                                      6,288,455
                                                                   ------------

             SWITZERLAND - 2.3%
      9,274  Coca-Cola HBC AG ...................................       239,476
        579  dormakaba Holding AG ...............................       460,703
        316  Emmi AG ............................................       215,315
        981  Geberit AG .........................................       422,898
     38,391  Logitech International S.A. ........................     1,220,739
      1,543  Panalpina Welttransport Holding AG .................       186,241
      1,281  Partners Group Holding AG ..........................       688,682
         88  Sika AG ............................................       528,009
     10,253  Temenos Group AG ...................................       814,794
                                                                   ------------
                                                                      4,776,857
                                                                   ------------

             UNITED KINGDOM - 9.2%
    127,687  3i Group PLC .......................................     1,199,043
     17,427  Aggreko PLC ........................................       192,906
     87,212  Amec Foster Wheeler PLC ............................       580,759
     51,498  Anglo American PLC (b)..............................       786,844
     65,344  Ashtead Group PLC ..................................     1,353,303
     17,131  ASOS PLC (b)........................................     1,297,464
    138,197  Barratt Developments PLC ...........................       946,248
     28,043  Bellway PLC ........................................       949,701
     12,879  Berkeley Group Holdings PLC ........................       517,485
     11,113  Compass Group PLC ..................................       209,688
     49,487  easyJet PLC ........................................       636,143
    309,545  Evraz PLC (b).......................................       838,874
     72,924  G4S PLC ............................................       278,028
    155,597  GKN PLC ............................................       708,244
    135,174  J Sainsbury PLC ....................................       447,617


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    281,186  JD Sports Fashion PLC ..............................  $  1,357,404
     25,216  Johnson Matthey PLC ................................       973,068
    123,974  Just Eat PLC (b)....................................       879,151
    100,352  Marks & Spencer Group PLC ..........................       423,714
     37,788  Micro Focus International PLC ......................     1,078,510
     24,252  NMC Health PLC .....................................       537,516
    224,192  Rentokil Initial PLC ...............................       692,956
     86,522  RPC Group PLC ......................................       847,173
     34,038  Smiths Group PLC ...................................       690,442
    107,806  Taylor Wimpey PLC ..................................       260,820
    152,477  Wm Morrison Supermarkets PLC .......................       458,492
                                                                   ------------
                                                                     19,141,593
                                                                   ------------
             TOTAL COMMON STOCKS ................................   192,535,595
             (Cost $175,731,758)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 6.7%

             AUSTRALIA - 2.3%
    154,093  Dexus Property Group ...............................     1,150,193
     38,736  Goodman Group ......................................       229,060
    222,917  GPT (The) Group ....................................       877,089
    629,449  Mirvac Group .......................................     1,053,169
    179,998  Scentre Group ......................................       589,954
    115,924  Westfield Corp. ....................................       786,465
                                                                   ------------
                                                                      4,685,930
                                                                   ------------

             FRANCE - 0.5%
      6,856  Gecina S.A. ........................................       930,338
        800  Unibail-Rodamco SE (c)..............................       186,989
                                                                   ------------
                                                                      1,117,327
                                                                   ------------

             HONG KONG - 1.0%
  1,780,826  Champion REIT ......................................     1,090,746
    147,098  Link REIT ..........................................     1,030,623
                                                                   ------------
                                                                      2,121,369
                                                                   ------------

             UNITED KINGDOM - 2.9%
    131,327  British Land (The) Co., PLC ........................     1,003,692
     31,933  Derwent London PLC .................................     1,125,049
    113,199  Hammerson PLC ......................................       809,832
     78,511  Land Securities Group PLC ..........................     1,041,700
    183,040  Segro PLC ..........................................     1,046,207
     85,635  Shaftesbury PLC ....................................       981,723
                                                                   ------------
                                                                      6,008,203
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    13,932,829
             (Cost $14,803,349)                                    ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
MONEY MARKET FUNDS - 1.3%
  2,762,798  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (g) (h).......  $  2,762,798
             (Cost $2,762,798)                                     ------------

             TOTAL INVESTMENTS - 100.8% .........................   209,231,222
             (Cost $193,297,905) (i)

             NET OTHER ASSETS AND LIABILITIES - (0.8%) ..........    (1,557,631)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $207,673,591
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,642,954 and the total value of the collateral held by the Fund is $2,762,798.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This issuer has filed for protection in bankruptcy court.

(f) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $991,210 or 0.5% of net assets.

(g)   This security serves as collateral for securities on loan.

(h)   Interest rate shown reflects yield as of March 31, 2017.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,146,046 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,212,729.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Portugal..................................  $       217,610  $     217,610  $            --  $           --*
    South Korea...............................       24,640,774     23,649,564          991,210              --
    Other Country Categories**................      167,677,211    167,677,211               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      192,535,595    191,544,385          991,210              --*
Real Estate Investment Trusts**...............       13,932,829     13,932,829               --              --
Money Market Funds............................        2,762,798      2,762,798               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   209,231,222  $ 208,240,012  $       991,210  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stocks valued at $991,210 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being halted on the primary exchange.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2017
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                22.8%
Consumer Discretionary                   20.5
Industrials                              18.2
Real Estate                              12.2
Information Technology                    9.9
Financials                                4.2
Utilities                                 3.8
Consumer Staples                          2.9
Energy                                    1.9
Health Care                               1.8
Telecommunication Services                1.8
                                        ------
TOTAL                                   100.0%
                                        ======

                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                             24.2%
Euro                                     22.6
British Pound Sterling                   13.7
South Korean Won                         11.8
Australian Dollar                         6.9
Hong Kong Dollar                          6.9
Canadian Dollar                           3.1
Swedish Krona                             3.0
Swiss Franc                               2.2
US Dollar                                 2.0
Danish Krone                              1.5
Norwegian Krone                           0.8
Singapore Dollar                          0.8
New Zealand Dollar                        0.4
Israeli Shekel                            0.1
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.3%

             BERMUDA - 1.3%
    367,602  Brilliance China Automotive Holdings Ltd. ..........  $    614,917
  2,009,528  COSCO SHIPPING Ports Ltd. ..........................     2,218,587
    810,377  Hanergy Thin Film Power Group Ltd. (b) (c)..........             0
                                                                   ------------
                                                                      2,833,504
                                                                   ------------

             BRAZIL - 17.1%
    180,467  Banco Bradesco S.A. (Preference Shares) ............     1,866,582
    176,115  Banco do Brasil S.A. ...............................     1,899,765
    302,195  Banco Santander Brasil S.A. ........................     2,669,038
    213,234  Braskem S.A. (Preference Shares) ...................     2,162,582
    280,389  Centrais Eletricas Brasileiras S.A. (Preference
                Shares) (c)......................................     1,976,677
     44,339  Cia de Saneamento Basico do Estado de Sao Paulo ....       461,575
    589,008  Cia Siderurgica Nacional S.A. (c)...................     1,714,005
    110,649  CPFL Energia S.A. ..................................       910,824
    290,870  Fibria Celulose S.A. ...............................     2,682,367
    604,294  Gerdau S.A. (Preference Shares) ....................     2,102,077
    165,803  Itau Unibanco Holding S.A. (Preference Shares) .....     2,007,262
    802,467  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................     2,435,136
    132,610  Lojas Americanas S.A. (Preference Shares) ..........       692,998
     30,206  M. Dias Branco S.A. ................................     1,233,095
     42,863  Natura Cosmeticos S.A. .............................       397,194
    394,544  Petroleo Brasileiro S.A. (Preference Shares) (c)....     1,826,149
     40,411  Raia Drogasil S.A. .................................       757,335
    638,110  Suzano Papel e Celulose S.A. (Preference Shares) ...     2,702,785
     57,024  Telefonica Brasil S.A. (Preference Shares) .........       851,553
    508,325  TIM Participacoes S.A. .............................     1,639,967
    260,748  Vale S.A. (Preference Shares) ......................     2,349,614
     75,798  WEG S.A. ...........................................       421,288
                                                                   ------------
                                                                     35,759,868
                                                                   ------------

             CAYMAN ISLANDS - 10.0%
     82,263  AAC Technologies Holdings, Inc. ....................       962,725
    600,742  Belle International Holdings Ltd. ..................       390,368
    148,500  China Resources Land Ltd. ..........................       401,274
  3,417,459  China Zhongwang Holdings Ltd. (d)...................     1,534,702
  3,907,044  Country Garden Holdings Co., Ltd. ..................     3,514,153
  2,306,470  Geely Automobile Holdings Ltd. .....................     3,531,750
    805,390  Longfor Properties Co., Ltd. .......................     1,324,440
    233,256  Minth Group Ltd. ...................................       939,447
  1,582,158  Nexteer Automotive Group Ltd. ......................     2,333,080
  1,101,819  Semiconductor Manufacturing International
                Corp. (c)........................................     1,363,894
    117,922  Shenzhou International Group Holdings Ltd. .........       744,267
    416,996  Sunny Optical Technology Group Co., Ltd. ...........     3,047,722
     30,046  Tencent Holdings Ltd. ..............................       861,384
                                                                   ------------
                                                                     20,949,206
                                                                   ------------

             CHILE - 1.3%
  4,149,374  Colbun S.A. ........................................       922,342
  5,057,240  Enel Americas S.A. .................................     1,053,791


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHILE (CONTINUED)
     53,137  Latam Airlines Group S.A. (c).......................  $    672,246
                                                                   ------------
                                                                      2,648,379
                                                                   ------------

             CHINA - 17.2%
  1,957,922  BAIC Motor Corp. Ltd., Class H (e)..................     2,224,596
    903,136  Bank of China Ltd., Class H ........................       448,576
  2,144,510  BBMG Corp., Class H ................................       891,304
     62,504  BYD Co., Ltd., Class H .............................       346,641
  2,333,002  China Cinda Asset Management Co., Ltd., Class H ....       906,603
  3,293,264  China Communications Services Corp., Ltd.,
                Class H .........................................     2,156,947
    555,542  China Construction Bank Corp., Class H .............       446,778
    357,648  China Minsheng Banking Corp., Ltd., Class H ........       381,970
  1,697,450  China Petroleum & Chemical Corp., Class H ..........     1,376,045
  3,269,520  China Telecom Corp., Ltd., Class H .................     1,594,477
    476,964  China Vanke Co., Ltd., Class H .....................     1,288,843
  1,010,550  Chongqing Changan Automobile Co., Ltd., Class B ....     1,404,354
  1,336,517  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H .........................................       902,878
  1,526,432  COSCO SHIPPING Energy Transportation Co., Ltd.,
                Class H .........................................       862,258
  2,060,743  Dongfeng Motor Group Co., Ltd., Class H ............     2,314,905
  1,359,100  Dongxu Optoelectronic Technology Co., Ltd.,
                Class B .........................................     1,066,784
  2,727,200  Guangdong Electric Power Development Co., Ltd.,
                Class B .........................................     1,280,870
    640,532  Guangzhou Automobile Group Co., Ltd., Class H ......     1,025,313
  1,309,476  Guangzhou R&F Properties Co., Ltd., Class H ........     2,045,556
  2,754,828  Huadian Power International Corp., Ltd., Class H ...     1,173,323
  1,975,675  Huaneng Power International, Inc., Class H .........     1,319,405
  2,366,992  Huaneng Renewables Corp., Ltd., Class H ............       819,302
    658,234  Industrial & Commercial Bank of China Ltd.,
                Class H .........................................       430,268
  2,134,370  Red Star Macalline Group Corp., Ltd., Class H (e)...     2,367,403
    764,510  Shanghai Pharmaceuticals Holding Co., Ltd.,
                Class H .........................................     2,001,902
  1,437,244  Sinopec Engineering Group Co., Ltd., Class H .......     1,475,804
    921,294  Weichai Power Co., Ltd., Class H ...................     1,626,475
  2,449,020  Yanzhou Coal Mining Co., Ltd., Class H .............     1,903,375
                                                                   ------------
                                                                     36,082,955
                                                                   ------------

             COLOMBIA - 0.2%
    121,683  Interconexion Electrica S.A. ESP ...................       490,968
                                                                   ------------

             CZECH REPUBLIC - 0.8%
     92,436  CEZ A.S. ...........................................     1,591,085
                                                                   ------------

             EGYPT - 0.1%
     76,031  Commercial International Bank Egypt SAE ............       316,382
                                                                   ------------

             HONG KONG - 6.0%
    325,304  Beijing Enterprises Holdings Ltd. ..................     1,682,715
    805,366  China Everbright Ltd. ..............................     1,624,929
  4,010,122  China Jinmao Holdings Group Ltd. ...................     1,284,849
    364,533  China Overseas Land & Investment Ltd. ..............     1,041,322
  5,361,959  China Power International Development Ltd. .........     1,993,960
    957,511  China Resources Power Holdings Co., Ltd. ...........     1,727,376
    343,192  China Unicom Hong Kong Ltd. ........................       459,268


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
    572,746  Shanghai Industrial Holdings Ltd. ..................  $  1,684,005
  2,599,224  Shenzhen Investment Ltd. ...........................     1,163,907
                                                                   ------------
                                                                     12,662,331
                                                                   ------------

             INDIA - 9.0%
     76,332  Bajaj Finance Ltd. .................................     1,379,995
     43,839  Bharat Petroleum Corp., Ltd. .......................       438,457
      2,173  Eicher Motors Ltd. .................................       852,334
    703,679  Hindalco Industries Ltd. ...........................     2,108,274
    253,480  Hindustan Petroleum Corp., Ltd. ....................     2,053,291
    155,326  JSW Steel Ltd ......................................       449,461
     46,403  LIC Housing Finance Ltd. ...........................       440,948
      9,797  Maruti Suzuki India Ltd. ...........................       910,524
     84,472  Motherson Sumi Systems Ltd. ........................       483,924
    381,845  Punjab National Bank (c)............................       881,475
    893,203  Rural Electrification Corp., Ltd. ..................     2,490,404
    106,917  State Bank of India ................................       482,925
    251,138  Tata Motors Ltd. ...................................     1,807,490
     71,776  Tata Steel Ltd. ....................................       532,503
    468,426  Vedanta Ltd. .......................................     1,988,836
     64,228  Yes Bank Ltd. ......................................     1,528,970
                                                                   ------------
                                                                     18,829,811
                                                                   ------------

             INDONESIA - 0.9%
  8,924,872  Adaro Energy Tbk PT ................................     1,172,078
  1,236,137  Indofood Sukses Makmur Tbk PT ......................       742,118
                                                                   ------------
                                                                      1,914,196
                                                                   ------------

             MALAYSIA - 0.9%
    902,100  MISC Bhd ...........................................     1,492,119
    117,200  Tenaga Nasional Bhd ................................       363,345
                                                                   ------------
                                                                      1,855,464
                                                                   ------------

             MALTA - 0.7%
    256,427  Brait SE (f)........................................     1,494,649
                                                                   ------------

             MEXICO - 1.3%
  2,076,475  Cemex S.A.B. de C.V. (f)............................     1,881,025
     34,218  Industrias Penoles S.A.B. de C.V. ..................       880,953
                                                                   ------------
                                                                      2,761,978
                                                                   ------------

             MULTINATIONAL - 1.1%
    370,692  BTG Pactual Group ..................................     2,285,298
                                                                   ------------

             NETHERLANDS - 1.1%
     71,089  X5 Retail Group N.V., GDR (c).......................     2,392,145
                                                                   ------------

             POLAND - 2.9%
     64,371  Cyfrowy Polsat S.A. (c).............................       392,813
    776,802  PGE Polska Grupa Energetyczna S.A. .................     2,233,034
     97,011  Polski Koncern Naftowy ORLEN S.A. ..................     2,446,252


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             POLAND (CONTINUED)
    624,505  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......  $    932,261
                                                                   ------------
                                                                      6,004,360
                                                                   ------------

             RUSSIA - 13.1%
  1,199,307  Alrosa PJSC (b).....................................     1,939,477
     24,961  Bashneft PJSC (b)...................................     1,598,498
727,350,477  Federal Grid Co. Unified Energy System PJSC (b).....     2,314,429
    962,365  Gazprom PJSC (b) ...................................     2,187,135
 40,691,049  Inter Rao Ues PJSC (b)..............................     2,901,190
     42,317  Lukoil PJSC (b).....................................     2,241,517
     31,956  PhosAgro PJSC, GDR .................................       466,558
    988,263  Rostelecom PJSC (b).................................     1,351,284
167,515,850  RusHydro PJSC (b)...................................     2,776,910
    714,612  Sberbank of Russia PJSC (b).........................     2,029,142
  4,227,434  Surgutneftegas OJSC (b).............................     2,212,216
    405,378  Tatneft PJSC (b)....................................     2,504,192
        952  Transneft PJSC (Preference Shares) (b)..............     2,929,881
                                                                   ------------
                                                                     27,452,429
                                                                   ------------

             SOUTH AFRICA - 1.8%
    175,325  Bidvest Group (The) Ltd. ...........................     2,010,790
    244,552  Impala Platinum Holdings Ltd. (c)...................       824,272
     59,214  Shoprite Holdings Ltd. .............................       854,473
                                                                   ------------
                                                                      3,689,535
                                                                   ------------

             TAIWAN - 5.9%
    343,322  Advanced Semiconductor Engineering, Inc. ...........       438,452
    202,933  Catcher Technology Co., Ltd. .......................     2,006,423
  1,802,624  China Life Insurance Co., Ltd. .....................     1,782,276
    550,573  Far Eastern New Century Corp. ......................       477,221
    281,301  Foxconn Technology Co., Ltd. .......................       857,554
    278,879  Fubon Financial Holding Co., Ltd. ..................       454,956
    490,312  Hon Hai Precision Industry Co., Ltd. ...............     1,470,492
  2,017,379  Inventec Corp. .....................................     1,512,577
    328,959  Nanya Technology Corp. .............................       524,730
    320,372  Pegatron Corp. .....................................       948,156
  4,471,417  United Microelectronics Corp. ......................     1,797,851
                                                                   ------------
                                                                     12,270,688
                                                                   ------------

             THAILAND - 3.2%
  1,284,300  Berli Jucker PCL ...................................     1,737,939
  1,347,600  Charoen Pokphand Foods PCL .........................     1,088,276
    697,000  CP ALL PCL .........................................     1,196,741
  5,850,900  IRPC PCL ...........................................       876,890
    242,100  PTT Global Chemical PCL ............................       516,081
    625,300  Thai Oil PCL .......................................     1,373,886
                                                                   ------------
                                                                      6,789,813
                                                                   ------------

             TURKEY - 3.4%
    175,594  Arcelik A.S. .......................................     1,094,790


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
    191,843  KOC Holding A.S. ...................................  $    810,244
     43,549  Tupras Turkiye Petrol Rafinerileri A.S. ............     1,080,802
    509,294  Turkcell Iletisim Hizmetleri A.S. (c)...............     1,677,351
    135,570  Turkiye Halk Bankasi A.S. ..........................       386,815
    780,837  Turkiye Is Bankasi, Class C ........................     1,424,411
    673,749  Yapi ve Kredi Bankasi A.S. (c)......................       704,438
                                                                   ------------
                                                                      7,178,851
                                                                   ------------
             TOTAL COMMON STOCKS ................................   208,253,895
             (Cost $188,703,978)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.5%

             TURKEY - 0.5%
  1,220,048  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. .....       973,501
             (Cost $1,142,501)                                     ------------

MONEY MARKET FUNDS - 0.3%
    636,754  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (g) (h).......       636,754
             (Cost $636,754)                                       ------------

             TOTAL INVESTMENTS - 100.1% .........................   209,864,150
             (Cost $190,483,233) (i)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........      (198,372)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $209,665,778
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $26,985,871 or 12.9% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $578,618 and the total value of the collateral held by the Fund is $636,754.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f) Non-income producing security which pays in-kind distributions. There were no in-kind distributions received for the period ended March 31, 2017.

(g)   Interest rate shown reflects yield as of March 31, 2017.

(h)   This security serves as collateral for securities on loan.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,561,498 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,180,581.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $     2,833,504  $   2,833,504  $            --  $           --*
    Russia....................................       27,452,429        466,558       26,985,871              --
    Other Country Categories**................      177,967,962    177,967,962               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      208,253,895    181,268,024       26,985,871              --*
Real Estate Investment Trusts**...............          973,501        973,501               --              --
Money Market Funds............................          636,754        636,754               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   209,864,150  $ 182,878,279  $    26,985,871  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at March 31, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In:                                                   --
   Common Stocks                                                --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2017
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                               16.3%
Energy                                   13.9
Materials                                13.2
Utilities                                12.6
Consumer Discretionary                   10.2
Industrials                               8.6
Information Technology                    8.1
Real Estate                               7.4
Telecommunication Services                4.6
Consumer Staples                          4.1
Health Care                               1.0
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AEROSPACE & DEFENSE - 4.3%
     48,378  MTU Aero Engines AG ................................  $  6,293,797
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 2.4%
    102,037  Deutsche Post AG ...................................     3,494,728
                                                                   ------------

             AIRLINES - 4.8%
    432,915  Deutsche Lufthansa AG ..............................     7,019,873
                                                                   ------------

             AUTO COMPONENTS - 8.0%
     23,133  Continental AG .....................................     5,071,387
    148,190  Hella KGaA Hueck & Co. .............................     6,564,650
                                                                   ------------
                                                                     11,636,037
                                                                   ------------

             AUTOMOBILES - 8.4%
     47,882  Bayerische Motoren Werke AG ........................     4,367,895
     60,089  Daimler AG .........................................     4,435,924
     23,900  Volkswagen AG (Preference Shares) ..................     3,482,824
                                                                   ------------
                                                                     12,286,643
                                                                   ------------

             BANKS - 0.9%
    146,615  Commerzbank AG .....................................     1,326,035
                                                                   ------------

             CAPITAL MARKETS - 0.7%
     61,587  Deutsche Bank AG (a) (b)............................     1,061,071
                                                                   ------------

             CHEMICALS - 14.9%
     24,060  BASF SE ............................................     2,384,997
    112,302  Evonik Industries AG ...............................     3,661,803
    187,285  K+S AG .............................................     4,353,547
     85,194  LANXESS AG .........................................     5,715,755
     53,737  Wacker Chemie AG ...................................     5,534,886
                                                                   ------------
                                                                     21,650,988
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.7%
     23,954  HOCHTIEF AG ........................................     3,959,612
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.1%
     47,946  HeidelbergCement AG ................................     4,488,818
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
    194,871  Deutsche Telekom AG ................................     3,414,567
    522,051  Telefonica Deutschland Holding AG ..................     2,589,696
                                                                   ------------
                                                                      6,004,263
                                                                   ------------

             ELECTRICAL EQUIPMENT - 4.6%
    106,611  OSRAM Licht AG .....................................     6,681,791
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.5%
     67,271  METRO AG............................................     2,151,506
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 3.1%
    124,037  Celesio AG .........................................     3,403,339


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     14,306  Fresenius SE & Co., KGaA ...........................  $  1,149,660
                                                                   ------------
                                                                      4,552,999
                                                                   ------------

             HOUSEHOLD DURABLES - 1.4%
    433,268  Steinhoff International Holdings N.V. (a)...........     2,092,426
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.3%
     45,478  Siemens AG .........................................     6,229,445
                                                                   ------------

             INSURANCE - 7.5%
     27,067  Allianz SE .........................................     5,014,157
      5,914  Muenchener Rueckversicherungs-Gesellschaft AG in
                Muenchen ........................................     1,157,081
    133,758  Talanx AG ..........................................     4,716,718
                                                                   ------------
                                                                     10,887,956
                                                                   ------------

             INTERNET & DIRECT MARKETING RETAIL - 0.8%
     29,275  Zalando SE (b) (c)..................................     1,184,419
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES - 0.8%
     39,856  QIAGEN NV ..........................................     1,156,925
                                                                   ------------

             MEDIA - 3.5%
     92,120  Axel Springer SE ...................................     5,087,625
                                                                   ------------

             METALS & MINING - 2.4%
    140,774  thyssenkrupp AG ....................................     3,448,080
                                                                   ------------

             MULTI-UTILITIES - 2.0%
    179,835  RWE AG (b)..........................................     2,980,358
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
    178,012  Deutsche Wohnen AG .................................     5,861,362
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
    193,042  Infineon Technologies AG ...........................     3,942,668
                                                                   ------------

             SOFTWARE - 0.9%
     12,829  SAP SE .............................................     1,258,836
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.8%
     14,151  adidas AG ..........................................     2,691,668
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 1.6%
     40,241  Brenntag AG ........................................     2,255,924
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.8%
     37,827  Fraport AG Frankfurt Airport Services Worldwide ....     2,676,670
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.9%
     39,700  Freenet AG .........................................     1,291,311
                                                                   ------------
             TOTAL COMMON STOCKS ................................   145,653,834
             (Cost $141,736,016)                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
MONEY MARKET FUNDS - 1.5%
  2,217,959  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (d) (e).......  $  2,217,959
             (Cost $2,217,959)                                     ------------

             TOTAL INVESTMENTS  - 101.4% ........................   147,871,793
             (Cost $143,953,975) (f)

             NET OTHER ASSETS AND LIABILITIES - (1.4%) ..........    (2,049,265)
                                                                   ------------

             NET ASSETS - 100.0% ................................  $145,822,528
                                                                   ============

-----------------------------

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,054,404 and the total value of the collateral held by the Fund is $2,217,959.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Interest rate shown reflects yield as of March 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,207,864 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,290,046.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   145,653,834  $ 145,653,834  $            --  $           --
Money Market Funds............................        2,217,959      2,217,959               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   147,871,793  $ 147,871,793  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                              26.5%
Consumer Discretionary                   24.0
Materials                                20.3
Financials                                9.1
Telecommunication Services                5.0
Real Estate                               4.0
Health Care                               3.9
Information Technology                    3.6
Utilities                                 2.1
Consumer Staples                          1.5
                                        ------
TOTAL                                   100.0%
                                        ======


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Germany                                           97.7%
Netherlands                                        2.2
United States                                      1.5
-------------------------------------------------------
TOTAL INVESTMENTS                                101.4
NET OTHER ASSETS AND LIABILITIES                  (1.4)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 93.9%

             AEROSPACE & DEFENSE - 4.0%
    376,873  Bombardier, Inc. (a)................................  $    578,126
     10,837  CAE, Inc. ..........................................       165,588
                                                                   ------------
                                                                        743,714
                                                                   ------------

             AUTO COMPONENTS - 4.0%
     17,454  Magna International, Inc. ..........................       753,232
                                                                   ------------

             BANKS - 8.4%
      6,322  Bank of Montreal ...................................       472,207
      5,444  Bank of Nova Scotia ................................       318,489
     14,928  National Bank of Canada ............................       626,822
      3,073  Toronto-Dominion Bank/The ..........................       153,922
                                                                   ------------
                                                                      1,571,440
                                                                   ------------

             CAPITAL MARKETS - 6.1%
     18,376  Brookfield Asset Management, Inc., Class A .........       669,487
     15,983  IGM Financial, Inc. ................................       476,659
                                                                   ------------
                                                                      1,146,146
                                                                   ------------

             CHEMICALS - 1.7%
      6,912  Methanex Corp. .....................................       323,861
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.1%
     65,333  Element Fleet Management Corp. (b)..................       604,767
      2,227  Onex Corp. .........................................       159,843
                                                                   ------------
                                                                        764,610
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
      3,507  BCE, Inc. ..........................................       155,275
      9,521  TELUS Corp. ........................................       309,073
                                                                   ------------
                                                                        464,348
                                                                   ------------

             ELECTRIC UTILITIES - 0.8%
      4,484  Emera, Inc. ........................................       158,408
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
      1,792  George Weston Ltd. .................................       156,353
                                                                   ------------

             FOOD PRODUCTS - 3.1%
     17,134  Saputo, Inc. .......................................       591,254
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 2.8%
      9,547  Restaurant Brands International, Inc. ..............       531,821
                                                                   ------------

             INSURANCE - 14.0%
     19,059  Industrial Alliance Insurance & Financial Services,
                Inc. ............................................       825,935
     42,558  Manulife Financial Corp. ...........................       754,930
     12,128  Power Financial Corp. ..............................       320,744
     19,739  Sun Life Financial, Inc. ...........................       720,778
                                                                   ------------
                                                                      2,622,387
                                                                   ------------

             MEDIA - 1.7%
     15,108  Shaw Communications, Inc. ..........................       313,214
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 14.5%
     76,222  First Quantum Minerals Ltd. ........................  $    809,878
     95,396  Lundin Mining Corp. ................................       537,291
     30,296  Teck Resources Ltd., Class B .......................       662,487
    236,092  Turquoise Hill Resources Ltd. (a)...................       720,783
                                                                   ------------
                                                                      2,730,439
                                                                   ------------

             MULTI-UTILITIES - 4.6%
     18,228  ATCO, Ltd., Class I ................................       708,779
      5,623  Canadian Utilities Ltd. ............................       164,734
                                                                   ------------
                                                                        873,513
                                                                   ------------

             MULTILINE RETAIL - 2.8%
      4,384  Canadian Tire Corp., Ltd., Class A .................       520,799
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 9.8%
     28,990  Cameco Corp. (b)....................................       320,888
     17,559  Enbridge Income Fund Holdings (b)...................       437,704
     62,465  Husky Energy, Inc. (a)..............................       705,041
      6,500  Seven Generations Energy Ltd., Class A (a)..........       118,773
     33,472  Whitecap Resources, Inc. (b)........................       260,507
                                                                   ------------
                                                                      1,842,913
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
     29,537  First Capital Realty, Inc. .........................       444,882
                                                                   ------------

             SOFTWARE - 3.5%
     19,634  Open Text Corp. ....................................       667,336
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 2.3%
     23,223  Finning International, Inc. ........................       433,778
                                                                   ------------
             TOTAL COMMON STOCKS ................................    17,654,448
                                                                   ------------
             (Cost $17,772,024)

REAL ESTATE INVESTMENT TRUSTS - 5.9%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.9%
     32,437  Canadian Apartment Properties (b)...................       812,236
     15,284  RioCan REIT ........................................       301,117
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     1,113,353
             (Cost $1,091,922)                                     ------------

MONEY MARKET FUNDS - 10.1%
  1,887,013  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (c) (d).......     1,887,013
             (Cost $1,887,013)                                     ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 109.9% .........................  $ 20,654,814
             (Cost $20,750,959) (e)

             NET OTHER ASSETS AND LIABILITIES - (9.9%) ..........    (1,858,466)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 18,796,348
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,792,080 and the total value of the collateral held by the Fund is $1,887,013.

(c)   Interest rate shown reflects yield as of March 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $638,066 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $734,211.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    17,654,448  $  17,654,448  $            --  $           --
Real Estate Investment Trusts*................        1,113,353      1,113,353               --              --
Money Market Funds............................        1,887,013      1,887,013               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    20,654,814  $  20,654,814  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Canada                                            99.8%
United States                                     10.1
-------------------------------------------------------
TOTAL INVESTMENTS                                109.9
NET OTHER ASSETS AND LIABILITIES                  (9.9)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                             % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION           INVESTMENTS
-------------------------------------------------------
U.S. Dollar                                       67.1%
Canadian Dollar                                   32.9
-------------------------------------------------------
TOTAL                                            100.0%
                                                 ======


                                     % OF TOTAL
SECTOR ALLOCATION               LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                              32.5%
Materials                               16.3
Consumer Discretionary                  11.3
Energy                                   9.8
Real Estate                              8.3
Industrials                              6.3
Utilities                                5.5
Consumer Staples                         4.0
Information Technology                   3.5
Telecommunication Services               2.5
                                       ------
TOTAL                                  100.0%
                                       ======


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 77.8%

             AIRLINES - 2.8%
     14,671  Qantas Airways Ltd. ................................  $     43,602
                                                                   ------------

             BANKS - 3.2%
        535  Australia & New Zealand Banking Group Ltd. .........        13,006
      2,744  Bank of Queensland Ltd. ............................        25,493
      1,281  Bendigo and Adelaide Bank Ltd. .....................        11,881
                                                                   ------------
                                                                         50,380
                                                                   ------------

             BEVERAGES - 3.5%
      4,828  Coca-Cola Amatil Ltd. ..............................        39,911
      1,525  Treasury Wine Estates Ltd. .........................        14,249
                                                                   ------------
                                                                         54,160
                                                                   ------------

             CHEMICALS - 2.4%
      2,763  Orica Ltd.  ........................................        37,152
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.6%
        932  CIMIC Group Ltd. ...................................        25,584
                                                                   ------------

             CONTAINERS & PACKAGING - 0.8%
      1,089  Amcor Ltd. .........................................        12,530
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.7%
      4,347  Challenger Ltd. ....................................        41,680
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
      9,580  Telstra Corp., Ltd. ................................        34,107
      7,164  TPG Telecom Ltd. ...................................        38,149
                                                                   ------------
                                                                         72,256
                                                                   ------------

             ELECTRIC UTILITIES - 1.7%
     20,614  AusNet Services ....................................        26,537
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
        386  Wesfarmers Ltd. ....................................        13,291
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 0.8%
        761  Sonic Healthcare Ltd. ..............................        12,861
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 7.9%
      2,101  Aristocrat Leisure Ltd. ............................        28,845
      6,131  Crown Resorts Ltd. .................................        55,319
      9,450  Star Entertainment Group (The) Ltd. ................        39,492
                                                                   ------------
                                                                        123,656
                                                                   ------------

             INSURANCE - 7.1%
     23,100  Medibank Pvt Ltd. ..................................        49,768
      1,311  QBE Insurance Group Ltd. ...........................        12,911
      4,818  Suncorp Group Ltd. .................................        48,625
                                                                   ------------
                                                                        111,304
                                                                   ------------

             IT SERVICES - 3.6%
      5,228  Computershare Ltd. .................................        56,158
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 19.9%
      2,599  BHP Billiton Ltd. ..................................  $     47,735
      8,774  BlueScope Steel Ltd. ...............................        82,183
     13,824  Fortescue Metals Group Ltd. ........................        65,798
      1,608  Newcrest Mining Ltd. ...............................        27,359
        544  Rio Tinto Ltd. .....................................        25,128
     29,609  South32 Ltd. .......................................        62,435
                                                                   ------------
                                                                        310,638
                                                                   ------------

             MULTI-UTILITIES - 3.8%
      2,949  AGL Energy Ltd. ....................................        59,413
                                                                   ------------

             MULTILINE RETAIL - 1.4%
      6,337  Harvey Norman Holdings Ltd. ........................        21,932
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.8%
      1,069  Caltex Australia Ltd. ..............................        24,085
     12,356  Origin Energy Ltd. (a)..............................        66,552
                                                                   ------------
                                                                         90,637
                                                                   ------------

             PROFESSIONAL SERVICES - 0.9%
      1,094  SEEK Ltd. ..........................................        13,306
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
      3,342  LendLease Group ....................................        39,780
                                                                   ------------
             TOTAL COMMON STOCKS ................................     1,216,857
             (Cost $1,054,798)                                     ------------


REAL ESTATE INVESTMENT TRUSTS - 21.8%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 21.8%
      6,771  Dexus Property Group ...............................        50,541
     16,188  GPT (The) Group ....................................        63,693
     38,228  Mirvac Group .......................................        63,961
     14,039  Scentre Group ......................................        46,014
     27,233  Vicinity Centres ...................................        58,881
      8,681  Westfield Corp. ....................................        58,895
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       341,985
             (Cost $312,963)                                       ------------

             TOTAL INVESTMENTS - 99.6% ..........................     1,558,842
             (Cost $1,367,761) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............         6,057
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,564,899
                                                                   ============


-----------------------------

(a)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $236,126 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,045.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,216,857  $   1,216,857  $            --  $           --
Real Estate Investment Trusts*................          341,985        341,985               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     1,558,842  $   1,558,842  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Australia                                         99.6%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.6
NET OTHER ASSETS AND LIABILITIES                   0.4
                                                 ------
TOTAL                                            100.0%
                                                 ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              24.5%
Materials                                23.1
Financials                               13.1
Consumer Discretionary                    9.4
Energy                                    5.8
Utilities                                 5.5
Industrials                               5.3
Telecommunication Services                4.6
Consumer Staples                          4.3
Information Technology                    3.6
Health Care                               0.8
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 91.3%

             AEROSPACE & DEFENSE - 1.8%
     44,819  BAE Systems PLC ....................................  $    360,788
     19,269  Meggitt PLC ........................................       107,505
                                                                   ------------
                                                                        468,293
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 1.2%
     57,370  Royal Mail PLC .....................................       305,485
                                                                   ------------

             AIRLINES - 3.8%
     35,171  easyJet PLC ........................................       452,114
     80,171  International Consolidated Airlines Group S.A. .....       531,361
                                                                   ------------
                                                                        983,475
                                                                   ------------

             AUTO COMPONENTS - 1.4%
     79,923  GKN PLC ............................................       363,792
                                                                   ------------

             BANKS - 1.3%
     39,547  Barclays PLC .......................................       111,533
     26,905  HSBC Holdings PLC ..................................       219,414
                                                                   ------------
                                                                        330,947
                                                                   ------------

             CAPITAL MARKETS - 3.5%
     62,761  3i Group PLC .......................................       589,356
     34,344  Aberdeen Asset Management PLC ......................       113,899
     37,508  Henderson Group PLC ................................       109,543
     16,487  Investec PLC .......................................       112,372
                                                                   ------------
                                                                        925,170
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.7%
     27,818  Babcock International Group PLC ....................       307,405
     75,207  G4S PLC ............................................       286,733
     39,770  Rentokil Initial PLC ...............................       122,925
                                                                   ------------
                                                                        717,063
                                                                   ------------

             CONSUMER FINANCE - 0.4%
      3,102  Provident Financial PLC ............................       116,478
                                                                   ------------

             CONTAINERS & PACKAGING - 2.5%
     43,307  DS Smith PLC .......................................       235,540
     41,487  RPC Group PLC ......................................       406,216
                                                                   ------------
                                                                        641,756
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
     48,170  BT Group PLC .......................................       192,040
     23,518  Inmarsat PLC .......................................       250,606
                                                                   ------------
                                                                        442,646
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
     11,461  Spectris PLC .......................................       358,700
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 1.5%
     30,263  John Wood Group PLC ................................       288,355


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ENERGY EQUIPMENT & SERVICES (CONTINUED)
     10,169  Petrofac Ltd. ......................................  $    117,088
                                                                   ------------
                                                                        405,443
                                                                   ------------

             FOOD & STAPLES RETAILING - 5.1%
    141,786  J Sainsbury PLC ....................................       469,512
    170,884  Tesco PLC (a).......................................       397,371
    153,217  Wm Morrison Supermarkets PLC .......................       460,717
                                                                   ------------
                                                                      1,327,600
                                                                   ------------

             FOOD PRODUCTS - 1.4%
     37,471  Tate & Lyle PLC ....................................       358,913
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 1.9%
     22,893  NMC Health PLC .....................................       507,396
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 4.5%
      8,569  Carnival PLC .......................................       491,499
      4,681  Whitbread PLC ......................................       232,130
    121,803  William Hill PLC ...................................       443,781
                                                                   ------------
                                                                      1,167,410
                                                                   ------------

             HOUSEHOLD DURABLES - 11.4%
     95,554  Barratt Developments PLC ...........................       654,267
     17,845  Bellway PLC ........................................       604,337
     15,735  Berkeley Group Holdings PLC ........................       632,240
     19,903  Persimmon PLC ......................................       522,170
    230,275  Taylor Wimpey PLC ..................................       557,116
                                                                   ------------
                                                                      2,970,130
                                                                   ------------

             INSURANCE - 8.3%
     72,671  Aviva PLC ..........................................       484,383
     47,844  Direct Line Insurance Group PLC ....................       208,245
     26,067  Hiscox Ltd. ........................................       357,293
    178,449  Legal & General Group PLC ..........................       552,910
     12,023  Phoenix Group Holdings .............................       112,525
     16,289  Prudential PLC .....................................       344,087
     15,080  RSA Insurance Group PLC ............................       110,812
                                                                   ------------
                                                                      2,170,255
                                                                   ------------

             INTERNET & DIRECT MARKETING RETAIL - 2.1%
      7,121  ASOS PLC (a)........................................       539,329
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 1.6%
     60,578  Just Eat PLC (a)....................................       429,584
                                                                   ------------

             MACHINERY - 0.9%
      9,351  Weir Group PLC .....................................       224,593
                                                                   ------------

             MEDIA - 3.4%
     34,119  Daily Mail & General Trust PLC .....................       307,783
     60,402  UBM PLC ............................................       578,556
                                                                   ------------
                                                                        886,339
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 10.3%
     30,472  Anglo American PLC (a)..............................  $    465,585
     26,183  Antofagasta PLC ....................................       273,755
     20,291  BHP Billiton PLC ...................................       313,715
    199,207  Evraz PLC (a) ......................................       539,855
    159,308  Glencore PLC (a)....................................       625,038
     10,335  Polymetal International PLC ........................       128,387
      8,393  Rio Tinto PLC ......................................       337,498
                                                                   ------------
                                                                      2,683,833
                                                                   ------------

             MULTI-UTILITIES - 0.4%
      9,286  National Grid PLC ..................................       117,915
                                                                   ------------

             MULTILINE RETAIL - 1.2%
     75,744  Marks & Spencer Group PLC ..........................       319,812
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.9%
     34,681  BP PLC .............................................       198,814
      7,508  Royal Dutch Shell PLC, Class B .....................       205,491
     28,260  Tullow Oil PLC (a) .................................        82,852
                                                                   ------------
                                                                        487,157
                                                                   ------------

             PAPER & FOREST PRODUCTS - 2.0%
     21,217  Mondi PLC ..........................................       512,250
                                                                   ------------

             SPECIALTY RETAIL - 4.5%
     49,841  Dixons Carphone PLC ................................       198,328
    138,987  JD Sports Fashion PLC ..............................       670,949
     75,679  Kingfisher PLC .....................................       309,202
                                                                   ------------
                                                                      1,178,479
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.0%
     11,806  Burberry Group PLC .................................       255,010
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 4.8%
     27,965  Ashtead Group PLC ..................................       579,167
      6,086  Travis Perkins PLC .................................       115,445
      8,904  Wolseley PLC .......................................       560,022
                                                                   ------------
                                                                      1,254,634
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.5%
     31,192  BBA Aviation PLC ...................................       119,000
                                                                   ------------

             WATER UTILITIES - 0.9%
     19,616  United Utilities Group PLC .........................       244,171
                                                                   ------------
             TOTAL COMMON STOCKS ................................    23,813,058
             (Cost $23,727,466)                                    ------------


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS - 8.5%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 8.5%
     15,939  Derwent London PLC .................................  $    561,556
     77,110  Hammerson PLC ......................................       551,649
     94,243  Intu Properties PLC ................................       329,671
     16,579  Land Securities Group PLC ..........................       219,974
     96,451  Segro PLC ..........................................       551,288
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     2,214,138
             (Cost $3,042,491)                                     ------------

             TOTAL INVESTMENTS - 99.8% ..........................    26,027,196
             (Cost $26,769,957) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        51,006
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 26,078,202
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,695,020 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,437,781.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    23,813,058  $  23,813,058  $            --  $           --
Real Estate Investment Trusts*................        2,214,138      2,214,138               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    26,027,196  $  26,027,196  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
United Kingdom                                    87.9%
Jersey                                             8.1
Spain                                              2.0
Bermuda                                            1.4
Cayman Islands                                     0.4
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.8
NET OTHER ASSETS AND LIABILITIES                   0.2
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   29.5%
Industrials                              15.7
Materials                                14.7
Financials                               13.6
Real Estate                               8.5
Consumer Staples                          6.5
Energy                                    3.4
Information Technology                    3.0
Health Care                               2.0
Telecommunication Services                1.7
Utilities                                 1.4
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AUTO COMPONENTS - 2.4%
     40,885  Cheng Shin Rubber Industry Co., Ltd. ...............  $     84,485
                                                                   ------------

             BANKS - 9.9%
     96,629  Chang Hwa Commercial Bank Ltd. .....................        58,915
    187,783  CTBC Financial Holding Co., Ltd. ...................       116,040
     90,310  E.Sun Financial Holding Co., Ltd. ..................        54,914
     50,990  Hua Nan Financial Holdings Co., Ltd. ...............        28,484
     91,255  SinoPac Financial Holdings Co., Ltd. ...............        28,481
    140,440  Taishin Financial Holding Co., Ltd. ................        58,550
                                                                   ------------
                                                                        345,384
                                                                   ------------

             CAPITAL MARKETS - 2.5%
    207,149  Yuanta Financial Holding Co., Ltd. .................        87,386
                                                                   ------------

             CHEMICALS - 7.0%
     34,417  Formosa Chemicals & Fibre Corp. ....................       107,077
     18,578  Formosa Plastics Corp. .............................        55,411
     34,913  Nan Ya Plastics Corp. ..............................        82,730
                                                                   ------------
                                                                        245,218
                                                                   ------------

             CONSTRUCTION MATERIALS - 2.6%
     62,891  Asia Cement Corp. ..................................        63,425
     23,573  Taiwan Cement Corp. ................................        28,201
                                                                   ------------
                                                                         91,626
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.8%
     81,235  Fubon Financial Holding Co., Ltd. ..................       132,525
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      8,163  Chunghwa Telecom Co., Ltd. .........................        27,710
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 10.9%
    280,879  AU Optronics Corp. .................................       109,695
     39,363  Hon Hai Precision Industry Co., Ltd. ...............       118,053
    285,722  Innolux Corp. ......................................       118,178
        219  Largan Precision Co., Ltd. .........................        34,500
                                                                   ------------
                                                                        380,426
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.3%
    171,197  Far Eastern New Century Corp. ......................       148,389
                                                                   ------------

             INSURANCE - 11.2%
     68,763  Cathay Financial Holding Co., Ltd. .................       110,365
    129,266  China Life Insurance Co., Ltd. .....................       127,807
    524,427  Shin Kong Financial Holding Co., Ltd. (a) ..........       152,960
                                                                   ------------
                                                                        391,132
                                                                   ------------

             METALS & MINING - 2.4%
    100,843  China Steel Corp. ..................................        84,084
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.2%
     75,562  Advanced Semiconductor Engineering, Inc. ...........        96,499
     17,155  Nanya Technology Corp. .............................        27,364


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
     47,620  Powertech Technology, Inc. .........................  $    138,579
     13,696  Taiwan Semiconductor Manufacturing Co., Ltd. .......        85,311
    363,418  United Microelectronics Corp. ......................       146,122
                                                                   ------------
                                                                        493,875
                                                                   ------------

             SPECIALTY RETAIL - 1.5%
      4,491  Hotai Motor Co., Ltd. ..............................        52,618
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 24.0%
      3,256  Advantech Co., Ltd. ................................        27,256
      9,380  ASUSTeK Computer, Inc. .............................        92,741
     18,495  Catcher Technology Co., Ltd. .......................       182,862
    179,641  Compal Electronics, Inc. ...........................       117,225
     48,569  Foxconn Technology Co., Ltd. .......................       148,064
     74,986  Inventec Corp. .....................................        56,223
     68,197  Lite-On Technology Corp. ...........................       117,548
     32,283  Pegatron Corp. .....................................        95,543
                                                                   ------------
                                                                        837,462
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.7%
     41,224  Pou Chen Corp. .....................................        57,062
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
     11,429  Far EasTone Telecommunications Co., Ltd. ...........        28,062
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................     3,487,444
             (Cost $2,830,853) (b)

             NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........          (494)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  3,486,950
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $658,769 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,178.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,487,444  $   3,487,444  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Taiwan                                           100.0%
-------------------------------------------------------
TOTAL INVESTMENTS                                100.0
NET OTHER ASSETS AND LIABILITIES                  (0.0)+
                                                 ------
 TOTAL                                           100.0%
                                                 ======
+ Amount is less than 0.1%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   49.1%
Financials                               27.4
Materials                                12.1
Consumer Discretionary                    5.6
Industrials                               4.2
Telecommunication Services                1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 91.6%

             AIRLINES - 1.6%
    102,000  Cathay Pacific Airways Ltd. ........................  $    148,049
                                                                   ------------

             AUTO COMPONENTS - 3.2%
    328,000  Xinyi Glass Holdings Ltd. ..........................       288,686
                                                                   ------------

             BANKS - 0.8%
      3,600  Hang Seng Bank Ltd. ................................        73,005
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 2.6%
     20,000  VTech Holdings Ltd. ................................       239,079
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.3%
    286,000  First Pacific Co., Ltd. ............................       207,558
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    123,598  PCCW Ltd. ..........................................        72,840
                                                                   ------------

             ELECTRIC UTILITIES - 2.5%
     22,000  CLP Holdings Ltd. ..................................       230,007
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
    110,500  Kingboard Chemical Holdings Ltd. ...................       408,074
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.9%
    381,000  Sun Art Retail Group Ltd. ..........................       356,904
                                                                   ------------

             FOOD PRODUCTS - 5.4%
  2,168,000  CP Pokphand Co., Ltd. ..............................       198,067
    332,025  WH Group Ltd. (a)...................................       286,247
                                                                   ------------
                                                                        484,314
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 11.9%
     46,000  Galaxy Entertainment Group Ltd. ....................       251,856
     97,200  MGM China Holdings Ltd. ............................       202,618
     30,800  Sands China Ltd. ...................................       142,675
    126,000  Shangri-La Asia Ltd. ...............................       183,532
    256,892  SJM Holdings Ltd. ..................................       208,912
     42,000  Wynn Macau Ltd. ....................................        85,497
                                                                   ------------
                                                                      1,075,090
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 8.1%
     11,886  CK Hutchison Holdings Ltd. .........................       146,214
     77,500  Hopewell Holdings Ltd. .............................       292,189
    164,285  NWS Holdings Ltd. ..................................       299,757
                                                                   ------------
                                                                        738,160
                                                                   ------------

             PAPER & FOREST PRODUCTS - 6.6%
    259,500  Lee & Man Paper Manufacturing Ltd. .................       198,344
    370,000  Nine Dragons Paper Holdings Ltd. ...................       397,542
                                                                   ------------
                                                                        595,886
                                                                   ------------

             PHARMACEUTICALS - 1.7%
    191,000  Sino Biopharmaceutical Ltd. ........................       157,293
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 28.6%
     22,000  Cheung Kong Property Holdings Ltd. .................  $    148,195
     32,000  Hang Lung Properties Ltd. ..........................        83,176
     62,632  Henderson Land Development Co., Ltd. ...............       388,050
    123,395  Kerry Properties Ltd. ..............................       427,909
    126,875  New World Development Co., Ltd. ....................       156,074
    154,000  Shimao Property Holdings Ltd. ......................       244,529
     44,527  Sino Land Co., Ltd. ................................        78,036
     20,667  Sun Hung Kai Properties Ltd. .......................       303,696
     21,000  Swire Pacific Ltd., Class A ........................       209,689
     20,580  Wharf Holdings (The) Ltd. ..........................       176,631
     47,985  Wheelock & Co., Ltd. ...............................       379,422
                                                                   ------------
                                                                      2,595,407
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
     31,600  ASM Pacific Technology Ltd. ........................       429,791
                                                                   ------------

             SPECIALTY RETAIL - 0.8%
     35,500  L'Occitane International S.A. ......................        72,174
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.5%
    152,000  Li & Fung Ltd. .....................................        65,913
     18,253  Yue Yuen Industrial Holdings Ltd. ..................        71,753
                                                                   ------------
                                                                        137,666
                                                                   ------------
             TOTAL COMMON STOCKS ................................     8,309,983
             (Cost $7,731,282)                                     ------------

REAL ESTATE INVESTMENT TRUSTS - 8.2%

             EQUITY REAL ESTATE INVESTMENT TRUSTS - 8.2%
    619,680  Champion REIT ......................................       379,551
     51,401  Link REIT ..........................................       360,134
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       739,685
             (Cost $679,684)                                       ------------

             TOTAL INVESTMENTS - 99.8% ..........................     9,049,668
             (Cost $8,410,966) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        20,162
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  9,069,830
                                                                   ============

-----------------------------

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $843,911 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $205,209.


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     8,309,983  $   8,309,983  $            --  $           --
Real Estate Investment Trusts*................          739,685        739,685               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     9,049,668  $   9,049,668  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Hong Kong                                         45.7%
Cayman Islands                                    30.2
Bermuda                                           23.1
Luxembourg                                         0.8
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.8
NET OTHER ASSETS AND LIABILITIES                   0.2
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Real Estate                              36.9%
Consumer Discretionary                   17.4
Information Technology                   11.9
Industrials                               9.8
Consumer Staples                          9.3
Materials                                 6.6
Financials                                3.1
Utilities                                 2.5
Health Care                               1.7
Telecommunication Services                0.8
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.1%

             BANKS - 0.8%
      1,841  Banque Cantonale Vaudoise ..........................  $  1,270,035
                                                                   ------------

             BUILDING PRODUCTS - 3.2%
      6,262  dormakaba Holding AG ...............................     4,982,593
                                                                   ------------

             CAPITAL MARKETS - 8.2%
     81,062  Credit Suisse Group AG .............................     1,205,834
     26,177  Julius Baer Group Ltd. .............................     1,306,694
      7,446  Partners Group Holding AG ..........................     4,003,066
    148,496  UBS Group AG .......................................     2,376,470
     66,465  Vontobel Holding AG ................................     3,802,171
                                                                   ------------
                                                                     12,694,235
                                                                   ------------

             CHEMICALS - 4.5%
    134,810  Clariant AG ........................................     2,543,712
        733  Sika AG ............................................     4,398,073
                                                                   ------------
                                                                      6,941,785
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.4%
     88,300  LafargeHolcim Ltd. .................................     5,218,749
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.8%
     17,863  Pargesa Holding S.A. ...............................     1,262,617
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.7%
     53,020  Sunrise Communications Group AG (a).................     3,996,416
     10,392  Swisscom AG ........................................     4,794,233
                                                                   ------------
                                                                      8,790,649
                                                                   ------------

             ELECTRIC UTILITIES - 4.2%
    120,224  BKW AG .............................................     6,499,406
                                                                   ------------

             FOOD PRODUCTS - 6.4%
    105,624  Aryzta AG ..........................................     3,390,218
      1,907  Barry Callebaut AG .................................     2,492,151
      5,769  Emmi AG ............................................     3,930,856
                                                                   ------------
                                                                      9,813,225
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
     19,192  Sonova Holding AG ..................................     2,661,378
      5,954  Straumann Holding AG ...............................     2,762,563
                                                                   ------------
                                                                      5,423,941
                                                                   ------------

             INSURANCE - 15.4%
     27,687  Baloise Holding AG .................................     3,806,220
      6,479  Helvetia Holding AG ................................     3,589,921
     16,434  Swiss Life Holding AG ..............................     5,302,719
     61,357  Swiss Re AG ........................................     5,509,971
     21,117  Zurich Insurance Group AG ..........................     5,637,384
                                                                   ------------
                                                                     23,846,215
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             LIFE SCIENCES TOOLS & SERVICES - 0.8%
      6,713  Lonza Group AG .....................................  $  1,269,348
                                                                   ------------

             MACHINERY - 13.0%
     23,611  Bucher Industries AG ...............................     6,906,627
      5,676  Georg Fischer AG ...................................     5,162,318
     71,260  SFS Group AG .......................................     6,747,877
     11,273  Sulzer AG ..........................................     1,179,464
                                                                   ------------
                                                                     19,996,286
                                                                   ------------

             PHARMACEUTICALS - 3.8%
      2,063  Galenica AG ........................................     2,174,939
     31,961  Novartis AG ........................................     2,372,386
      5,094  Roche Holding AG ...................................     1,300,899
                                                                   ------------
                                                                      5,848,224
                                                                   ------------

             PROFESSIONAL SERVICES - 4.1%
     88,848  Adecco Group AG ....................................     6,311,122
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
     13,457  PSP Swiss Property AG ..............................     1,224,585
     28,419  Swiss Prime Site AG ................................     2,501,008
                                                                   ------------
                                                                      3,725,593
                                                                   ------------

             SOFTWARE - 4.3%
     83,512  Temenos Group AG ...................................     6,636,605
                                                                   ------------

             SPECIALTY RETAIL - 2.8%
     27,969  Dufry AG (b)........................................     4,261,039
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
    233,129  Logitech International S.A. ........................     7,412,927
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 3.5%
     14,960  Swatch Group (The) AG ..............................     5,357,312
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 3.5%
     25,071  Flughafen Zuerich AG ...............................     5,343,841
                                                                   ------------

             TOTAL INVESTMENTS - 99.1% ..........................   152,905,747
             (Cost $142,469,649) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.9% ............     1,441,000
                                                                   ------------
             NET ASSETS - 100.0% ................................  $154,346,747
                                                                   ============

-----------------------------

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,013,675 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,577,577.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   152,905,747  $ 152,905,747  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Switzerland                                       99.1%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.1
NET OTHER ASSETS AND LIABILITIES                   0.9
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                25.6%
Industrials                               24.0
Information Technology                     9.2
Health Care                                8.2
Materials                                  8.0
Consumer Staples                           6.4
Consumer Discretionary                     6.3
Telecommunication Services                 5.6
Utilities                                  4.3
Real Estate                                2.4
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 93.9%

             AUSTRALIA - 10.4%
      3,254  Altium Ltd. ........................................  $     18,894
      3,882  Australian Pharmaceutical Industries Ltd. ..........         6,050
      3,501  Automotive Holdings Group Ltd. .....................        11,020
      4,945  Bapcor Ltd. ........................................        22,026
      3,385  Bega Cheese Ltd. ...................................        16,370
      2,317  Bellamy's Australia Ltd. ...........................         7,435
     33,446  Cleanaway Waste Management Ltd. ....................        30,663
      1,698  Corporate Travel Management Ltd. ...................        25,984
      2,012  Credit Corp Group Ltd. .............................        26,578
      6,950  Downer EDI Ltd. ....................................        30,744
      5,522  Eclipx Group Ltd. ..................................        16,495
     13,926  Genworth Mortgage Insurance Australia Ltd. .........        33,408
      1,293  JB Hi-Fi Ltd. ......................................        24,400
      3,746  Mayne Pharma Group Ltd. (b).........................         4,078
     14,339  Metcash Ltd. (b)....................................        27,059
      1,354  Mineral Resources Ltd. .............................        11,120
        825  Monadelphous Group Ltd. ............................         7,772
     11,050  Nanosonics Ltd. (b).................................        26,171
      5,326  NEXTDC Ltd. (b).....................................        16,602
      4,803  Nib Holdings Ltd. ..................................        21,723
      1,599  Nufarm Ltd. ........................................        11,850
      4,929  OZ Minerals Ltd. ...................................        29,486
      3,882  Regis Resources Ltd. ...............................         9,787
     19,015  Resolute Mining Ltd. ...............................        18,886
      4,300  Retail Food Group Ltd. .............................        17,510
      4,366  Seven Group Holdings Ltd. ..........................        35,724
     51,315  Seven West Media Ltd. ..............................        30,776
     26,473  Sigma Pharmaceuticals Ltd. .........................        26,091
      5,114  Southern Cross Media Group Ltd. ....................         5,470
     14,004  Spotless Group Holdings Ltd. .......................        11,608
      7,046  St. Barbara Ltd. (b)................................        12,812
     13,144  Steadfast Group Ltd. ...............................        25,507
      1,472  Super Retail Group Ltd. ............................        11,527
      1,268  Technology One Ltd. ................................         4,970
      1,946  Virtus Health Ltd. .................................         8,593
      7,552  Vita Group Ltd. ....................................        18,925
      3,229  Webjet Ltd. ........................................        28,321
     15,290  Whitehaven Coal Ltd. (b)............................        34,928
      2,698  WorleyParsons Ltd. (b)..............................        22,694
                                                                   ------------
                                                                        750,057
                                                                   ------------

             AUSTRIA - 0.5%
        212  BUWOG AG ...........................................         5,349
      1,503  CA Immobilien Anlagen AG ...........................        33,022
                                                                   ------------
                                                                         38,371
                                                                   ------------

             BELGIUM - 0.6%
        246  D'ieteren S.A. N.V. ................................        11,521


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             BELGIUM (CONTINUED)
      3,745  Euronav N.V. .......................................  $     29,952
                                                                   ------------
                                                                         41,473
                                                                   ------------

             BERMUDA - 2.5%
     36,000  China Water Affairs Group Ltd. .....................        23,717
      5,000  Fairwood Holdings Ltd. .............................        20,106
      3,981  Frontline Ltd. .....................................        26,660
     75,000  Huabao International Holdings Ltd. (b)..............        43,814
     87,000  Pou Sheng International Holdings Ltd. ..............        18,247
     24,000  Skyworth Digital Holdings Ltd. .....................        15,812
     42,000  Texwinca Holdings Ltd. .............................        28,265
                                                                   ------------
                                                                        176,621
                                                                   ------------

             CANADA - 5.8%
      1,247  Aecon Group, Inc. ..................................        16,100
        339  Ag Growth International, Inc. ......................        12,891
        402  AGT Food & Ingredients, Inc. .......................         9,425
      2,133  Air Canada (b)......................................        22,134
      2,190  B2Gold Corp. (b)....................................         6,241
         92  Boyd Group Income Fund .............................         5,867
      1,860  Corus Entertainment, Inc., Class B .................        18,267
        799  Enercare, Inc. .....................................        12,479
        642  Exchange Income Corp. ..............................        18,847
        670  Genworth MI Canada, Inc. ...........................        18,525
      2,026  Interfor Corp. (b)..................................        26,174
        550  Linamar Corp. ......................................        25,018
      2,774  Martinrea International, Inc. ......................        21,527
        344  Medical Facilities Corp. ...........................         4,767
        191  New Flyer Industries, Inc. .........................         7,049
      1,118  Norbord, Inc. ......................................        31,820
      1,534  Paramount Resources Ltd., Class A (b)...............        19,587
        974  Parkland Fuel Corp. ................................        21,680
      3,206  Penn West Petroleum Ltd. (b)........................         5,473
        244  Premium Brands Holdings Corp. ......................        15,623
      4,799  Student Transportation, Inc. .......................        28,112
      3,877  TransAlta Corp. ....................................        22,798
      2,138  Transcontinental, Inc., Class A ....................        39,517
        657  WestJet Airlines Ltd. ..............................        11,264
                                                                   ------------
                                                                        421,185
                                                                   ------------

             CAYMAN ISLANDS - 1.2%
     86,000  GCL-Poly Energy Holdings Ltd. (b)...................        11,398
    200,000  Hua Han Health Industry Holdings Ltd. (b) (c).......        13,640
      8,000  NagaCorp Ltd. ......................................         4,560
      3,500  NetDragon Websoft Holdings Ltd. ....................        10,651
     86,666  Superb Summit International Group Ltd. (b) (c)......             0
     90,000  Tongda Group Holdings Ltd. .........................        31,847
     22,000  Wasion Group Holdings Ltd. .........................        11,578
                                                                   ------------
                                                                         83,674
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FINLAND - 2.2%
        444  Cramo OYJ ..........................................  $     10,127
        847  Kemira OYJ .........................................        10,400
        647  Konecranes OYJ .....................................        22,984
      4,171  Outokumpu OYJ ......................................        40,670
      2,406  Sanoma OYJ .........................................        20,136
      4,456  Sponda OYJ .........................................        18,634
      1,905  Valmet OYJ .........................................        29,610
        712  YIT OYJ ............................................         4,812
                                                                   ------------
                                                                        157,373
                                                                   ------------

             FRANCE - 1.5%
        246  Alten S.A. .........................................        18,864
        144  Eramet (b)..........................................         6,163
        156  Groupe Fnac S.A. (b)................................        11,253
        702  IPSOS ..............................................        21,793
        849  Neopost S.A. .......................................        32,597
        400  Nexans S.A. (b).....................................        20,736
                                                                   ------------
                                                                        111,406
                                                                   ------------

             GERMANY - 3.2%
      1,440  ADLER Real Estate AG (b)............................        21,484
        182  AURELIUS SE & Co., KGaA ............................         7,904
         99  Bechtle AG .........................................        10,746
        319  Cewe Stiftung & Co., KGAA ..........................        27,956
        247  Deutsche EuroShop AG ...............................        10,099
        323  ElringKlinger AG ...................................         6,278
      4,063  Evotec AG (b).......................................        39,656
        473  Grammer AG .........................................        29,075
        302  Indus Holding AG ...................................        19,514
        941  Kloeckner & Co. SE (b) .............................        10,174
        187  Nemetschek AG ......................................        11,217
        785  PATRIZIA Immobilien AG (b)..........................        13,902
        525  Salzgitter AG ......................................        19,006
                                                                   ------------
                                                                        227,011
                                                                   ------------

             GREECE - 0.2%
     20,085  Eurobank Ergasias SA (b)............................        12,320
                                                                   ------------

             HONG KONG - 0.5%
     22,000  Melco International Development Ltd. ...............        38,839
                                                                   ------------

             ISRAEL - 0.6%
      1,880  Mazor Robotics Ltd. (b).............................        27,760
        767  Tower Semiconductor Ltd. (b)........................        17,745
                                                                   ------------
                                                                         45,505
                                                                   ------------

             ITALY - 0.4%
        548  Banca Monte dei Paschi di Sien S.p.A. (b) (c).......         8,816
      1,540  BPER Banca .........................................         7,688


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY (CONTINUED)
        173  Industria Macchine Automatiche S.p.A. ..............  $     14,082
                                                                   ------------
                                                                         30,586
                                                                   ------------

             JAPAN - 35.7%
        300  Adastria Co., Ltd. .................................         7,472
      1,300  ADEKA Corp. ........................................        18,940
        600  Aeon Fantasy Co., Ltd. .............................        15,575
        700  Aida Engineering Ltd. ..............................         6,212
      1,300  Alpine Electronics, Inc. ...........................        18,695
      1,500  AOKI Holdings, Inc. ................................        17,367
        700  BML, Inc. ..........................................        15,411
      2,200  Bunka Shutter Co., Ltd. ............................        16,995
        200  Cawachi Ltd. .......................................         5,407
      6,000  Central Glass Co., Ltd. ............................        25,546
      2,000  Chiyoda Corp. ......................................        12,899
      2,500  Chugoku Marine Paints Ltd. .........................        18,571
      1,000  CKD Corp. ..........................................        12,647
      4,000  Daido Steel Co., Ltd. ..............................        19,114
      1,400  Daikyonishikawa Corp. ..............................        18,347
      1,000  Daio Paper Corp. ...................................        12,782
      2,000  DCM Holdings Co., Ltd. .............................        18,450
      3,000  Denka Co., Ltd. ....................................        15,575
        400  Dip Corp. ..........................................         8,727
      2,000  Dowa Holdings Co., Ltd. ............................        14,408
      1,400  Eagle Industry Co., Ltd. ...........................        19,001
        600  Eiken Chemical Co., Ltd. ...........................        16,626
        300  Elecom Co., Ltd. ...................................         5,715
        900  Exedy Corp. ........................................        25,707
        300  FCC Co., Ltd. ......................................         5,988
      1,600  Foster Electric Co., Ltd. ..........................        27,421
        600  Fuji Soft, Inc. ....................................        15,295
      1,000  Fujitec Co., Ltd. ..................................        10,976
        700  Fukushima Industries Corp. .........................        24,396
        600  Furukawa Electric Co., Ltd. ........................        21,558
        100  Fuyo General Lease Co., Ltd. .......................         4,482
      1,600  G-Tekt Corp. .......................................        28,269
      2,200  Geo Holdings Corp. .................................        24,148
      4,000  Hanwa Co., Ltd. ....................................        28,420
      1,000  Heiwa Corp. ........................................        24,863
      1,000  Hokuetsu Kishu Paper Co., Ltd. .....................         6,970
      1,000  House Foods Group, Inc. ............................        21,809
        400  Ibiden Co., Ltd. ...................................         6,230
        300  IBJ Leasing Co., Ltd. ..............................         6,403
      1,700  Inabata & Co., Ltd. ................................        20,721
        600  Information Services International Ltd. ............        13,576
        300  Japan Steel Works (The) Ltd. .......................         4,834
        500  JSP Corp. ..........................................        11,646
        200  Kanamoto Co., Ltd. .................................         5,384
      1,000  Kandenko Co., Ltd. .................................         8,937


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      1,000  Kaneka Corp. .......................................  $      7,437
      2,000  Kanto Denka Kogyo Co., Ltd. ........................        17,246
      2,100  Kitz Corp. .........................................        13,996
        900  Kohnan Shoji Co., Ltd. .............................        17,017
        900  Konoike Transport Co., Ltd. ........................        11,140
      4,400  Kumiai Chemical Industry Co., Ltd. .................        25,057
        600  Kureha Corp. .......................................        26,381
      7,000  KYB Corp. ..........................................        36,468
        900  Kyoei Steel Ltd. ...................................        16,071
        400  Kyowa Exeo Corp. ...................................         5,788
        600  Kyudenko Corp. .....................................        16,357
        600  Lasertec Corp. .....................................         8,041
      2,600  Leopalace21 Corp. ..................................        13,429
        400  Life Corp. .........................................        11,695
      1,000  Maeda Road Construction Co., Ltd. ..................        17,668
      5,000  Makino Milling Machine Co., Ltd. ...................        43,340
        300  Mani, Inc. .........................................         7,063
        400  Maruha Nichiro Corp. ...............................        12,108
        200  Maruwa Co., Ltd. ...................................         7,141
      1,600  Mebuki Financial Group, Inc. .......................         6,395
        500  Megmilk Snow Brand Co., Ltd. .......................        13,765
        700  Melco Holdings, Inc. ...............................        20,215
        400  Mitsuba Corp. ......................................         7,861
        700  Mitsubishi Shokuhin Co., Ltd. ......................        21,692
      4,000  Mitsui Engineering & Shipbuilding Co., Ltd. ........         6,180
      1,200  Mitsui Sugar Co., Ltd. .............................        29,200
        500  Morinaga & Co., Ltd. ...............................        22,186
      3,000  Morinaga Milk Industry Co., Ltd. ...................        22,258
      3,000  Nachi-Fujikoshi Corp. ..............................        15,360
      1,200  NHK Spring Co., Ltd. ...............................        13,247
      1,000  Nichias Corp. ......................................        10,051
      1,300  Nichiha Corp. ......................................        38,184
      1,600  Nihon Parkerizing Co., Ltd. ........................        19,775
        300  Nikkon Holdings Co., Ltd. ..........................         6,400
      1,000  Nippo Corp. ........................................        18,962
      1,000  Nippon Kayaku Co., Ltd. ............................        13,563
      8,000  Nippon Light Metal Holdings Co., Ltd. ..............        17,605
        300  Nippon Shokubai Co., Ltd. ..........................        20,426
      7,000  Nippon Soda Co., Ltd. ..............................        38,669
        200  Nippon Steel & Sumikin Bussan Corp. ................         8,407
        800  Nishimatsuya Chain Co., Ltd. .......................         9,018
        600  Nishio Rent All Co., Ltd. ..........................        16,869
        700  Nissha Printing Co., Ltd. ..........................        16,587
      1,400  Nissin Electric Co., Ltd. ..........................        16,172
      1,900  Nissin Kogyo Co., Ltd. .............................        34,065
      2,200  Nitto Kogyo Corp. ..................................        30,353
      2,000  NOF Corp. ..........................................        21,234
        500  Okinawa Electric Power (The) Co., Inc. .............        11,884
      2,000  OKUMA Corp. ........................................        20,947


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        300  Open House Co., Ltd. ...............................  $      7,179
      3,000  Osaki Electric Co., Ltd. ...........................        26,058
      2,000  Pacific Industrial Co., Ltd. .......................        28,438
      1,000  PALTAC Corp. .......................................        27,845
      2,000  Penta-Ocean Construction Co., Ltd. .................         9,665
        900  Piolax, Inc. .......................................        20,606
      5,500  Press Kogyo Co., Ltd. ..............................        27,517
      6,000  Prima Meat Packers Ltd. ............................        26,516
      1,000  Raito Kogyo Co., Ltd. ..............................        10,168
      1,900  Rengo Co., Ltd. ....................................        10,974
      5,000  Ryobi Ltd. .........................................        21,737
        200  Ryosan Co., Ltd. ...................................         6,018
      1,900  Sakata INX Corp. ...................................        26,163
        700  Sankyo Tateyama, Inc. ..............................        10,437
        600  Sanwa Holdings Corp. ...............................         5,616
        100  Sanyo Chemical Industries Ltd. .....................         4,199
      2,000  Sanyo Special Steel Co., Ltd. ......................        10,617
      4,000  Seiko Holdings Corp. ...............................        16,312
      2,200  Seino Holdings Co., Ltd. ...........................        24,701
      1,100  Shima Seiki Manufacturing Ltd. .....................        41,400
        500  Shimachu Co., Ltd. .................................        12,176
      4,000  Shinmaywa Industries Ltd. ..........................        38,193
      3,700  Shizuoka Gas Co., Ltd. .............................        25,092
        100  Siix Corp. .........................................         4,024
      5,900  SKY Perfect JSAT Holdings, Inc. ....................        24,908
        700  SMS Co., Ltd. ......................................        17,750
        200  Stella Chemifa Corp. ...............................         5,713
      1,000  Sumitomo Osaka Cement Co., Ltd. ....................         4,159
        300  Sumitomo Seika Chemicals Co., Ltd. .................        12,759
      1,000  Sumitomo Warehouse (The) Co., Ltd. .................         5,497
      1,200  Systena Corp. ......................................        18,443
      3,000  Tadano Ltd. ........................................        35,004
      2,400  Taiyo Yuden Co., Ltd. ..............................        30,310
        300  Takara Bio, Inc. ...................................         4,118
        700  Takeuchi Manufacturing Co., Ltd. ...................        13,191
        300  TechnoPro Holdings, Inc. ...........................        11,574
      2,000  Tekken Corp. .......................................         6,018
      1,000  Toda Corp. .........................................         6,018
        500  Toho Holdings Co., Ltd. ............................        10,464
      7,000  Tokuyama Corp. (b)..................................        33,827
      4,300  Tokyo Steel Manufacturing Co., Ltd. ................        36,113
        400  Tokyo TY Financial Group, Inc. .....................        11,982
        600  Tokyu Construction Co., Ltd. .......................         4,716
      2,500  TOMONY Holdings, Inc. ..............................        13,249
      2,700  Tomy Co., Ltd. .....................................        26,993
      1,700  Toppan Forms Co., Ltd. .............................        16,644
      1,100  Topre Corp. ........................................        28,624
      3,000  Toyo Ink SC Holdings Co., Ltd. .....................        14,444
        600  TPR Co., Ltd. ......................................        19,698


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      1,100  TS Tech Co., Ltd. ..................................  $     29,563
      1,000  Tsubakimoto Chain Co. ..............................         8,336
        500  Tv Tokyo Holdings Corp. ............................        11,430
     10,000  UACJ Corp. .........................................        26,228
      3,000  Ube Industries Ltd. ................................         6,764
      1,300  Unipres Corp. ......................................        27,079
        200  Yamato Kogyo Co., Ltd. .............................         5,159
      1,100  Yokohama Rubber (The) Co., Ltd. ....................        21,530
      1,600  Zensho Holdings Co., Ltd. ..........................        26,803
      1,000  Zeon Corp. .........................................        11,417
                                                                   ------------
                                                                      2,577,664
                                                                   ------------

             JERSEY - 1.1%
      8,922  Centamin PLC .......................................        19,305
      8,434  Highland Gold Mining Ltd. ..........................        18,439
      1,758  Kennedy Wilson Europe Real Estate PLC ..............        20,804
      1,076  Wizz Air Holdings PLC (b) (d).......................        22,123
                                                                   ------------
                                                                         80,671
                                                                   ------------

             LUXEMBOURG - 0.2%
        430  ADO Properties S.A. (d).............................        15,422
                                                                   ------------

             NETHERLANDS - 1.2%
      1,095  AMG Advanced Metallurgical Group N.V. ..............        25,378
      4,993  Delta Lloyd N.V. ...................................        28,454
        391  IMCD Group N.V. ....................................        19,221
      1,590  SRH N.V. (b) (c)....................................             0
        893  Wessanen ...........................................        12,061
                                                                   ------------
                                                                         85,114
                                                                   ------------

             NEW ZEALAND - 0.9%
     21,193  Air New Zealand Ltd. ...............................        36,547
     21,024  Kiwi Property Group Ltd. ...........................        21,001
      1,403  Trade Me Group Ltd. ................................         5,045
                                                                   ------------
                                                                         62,593
                                                                   ------------

             NORWAY - 0.9%
        666  Aker ASA ...........................................        25,752
      5,800  Storebrand ASA (b)..................................        38,571
                                                                   ------------
                                                                         64,323
                                                                   ------------

             PORTUGAL - 0.7%
      4,918  Altri SGPS S.A. ....................................        21,983
      1,993  Navigator (The) Co., S.A. ..........................         8,007
     22,507  Sonae SGPS S.A. (b).................................        22,762
                                                                   ------------
                                                                         52,752
                                                                   ------------

             SINGAPORE - 1.0%
     15,300  Asian Pay Television Trust .........................         5,086
      7,400  Sheng Siong Group Ltd. .............................         4,999


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SINGAPORE (CONTINUED)
     31,300  Yangzijiang Shipbuilding Holdings Ltd. .............  $     25,285
     27,900  Yanlord Land Group Ltd. ............................        36,200
                                                                   ------------
                                                                         71,570
                                                                   ------------

             SOUTH KOREA - 10.0%
        736  BNK Financial Group, Inc. ..........................         6,042
      2,806  CJ Hellovision Co., Ltd. ...........................        25,468
         39  CJ O Shopping Co., Ltd. ............................         7,303
        699  DGB Financial Group, Inc. ..........................         6,782
        140  Dong-A Socio Holdings Co., Ltd. ....................        16,525
        799  Dongkuk Steel Mill Co., Ltd. .......................         9,145
        489  Doosan Heavy Industries & Construction Co., Ltd. ...        10,473
        800  Doosan Infracore Co., Ltd. (b)......................         6,739
      4,132  Foosung Co., Ltd. (b)...............................        26,973
        645  GS Engineering & Construction Corp. (b).............        17,707
         93  Halla Holdings Corp. ...............................         5,530
        825  Hankook Tire Worldwide Co., Ltd. ...................        14,349
         72  Hansol Chemical Co., Ltd. ..........................         4,919
        180  Hanwha Corp. .......................................         5,778
        107  Hyundai Department Store Co., Ltd. .................         9,664
        146  Hyundai Wia Corp. ..................................         8,865
      2,130  JB Financial Group Co., Ltd. .......................        11,352
      2,993  Jusung Engineering Co., Ltd. (b)....................        26,014
      1,913  JW Holdings Corp. ..................................        13,651
        221  JW Pharmaceutical Corp. ............................         8,824
        163  Korea Electric Terminal Co., Ltd. ..................        10,626
        148  Korea Petro Chemical Ind. Co., Ltd. ................        32,424
        542  Korean Air Lines Co., Ltd. (b)......................        15,291
      1,579  KT Skylife Co., Ltd. ...............................        23,297
      1,676  Kumho Tire Co., Inc. (b)............................        12,799
        285  LF Corp. ...........................................         5,709
         60  LG Hausys Ltd. .....................................         5,446
        428  LOTTE Himart Co., Ltd. .............................        20,514
        108  LS Corp. ...........................................         6,200
        128  Mando Corp. ........................................        29,702
        853  Nexen Tire Corp. ...................................        10,679
        529  NHN Entertainment Corp. (b).........................        28,335
         80  NongShim Co., Ltd. .................................        21,390
        118  NS Shopping Co., Ltd. ..............................        17,885
        338  OCI Co., Ltd. ......................................        25,600
        373  Poongsan Corp. .....................................        13,041
        265  S&T Motiv Co., Ltd. ................................        11,742
        124  Samyang Corp. ......................................        10,767
      1,008  Seah Besteel Corp. .................................        25,418
        139  Shinsegae Co., Ltd. ................................        23,740
        308  SK Gas Ltd. ........................................        33,325
        200  SK Materials Co., Ltd. .............................        29,062
      1,116  SKC Co., Ltd. ......................................        30,737
        415  Soulbrain Co., Ltd. ................................        19,297


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
         18  Young Poong Corp. ..................................  $     15,468
                                                                   ------------
                                                                        720,597
                                                                   ------------

             SPAIN - 2.0%
      1,165  CIE Automotive S.A. ................................        22,967
     10,519  ENCE Energia y Celulosa S.A. .......................        32,431
        427  Indra Sistemas S.A. (b).............................         5,453
      3,152  Inmobiliaria Colonial S.A. .........................        23,548
        533  Let's GOWEX S.A. (b) (c) (e)........................             0
        215  Pescanova S.A. (b) (c) (e)..........................             0
     13,583  Sacyr S.A. (b)......................................        33,748
        735  Tecnicas Reunidas S.A. .............................        28,972
                                                                   ------------
                                                                        147,119
                                                                   ------------

             SWEDEN - 1.6%
      2,113  Hemfosa Fastigheter AB .............................        18,865
        267  Indutrade AB .......................................         5,089
        556  Loomis AB, Class B .................................        17,597
        655  NCC AB, Class B ....................................        16,191
      1,328  Peab AB ............................................        12,679
      8,617  SAS AB (b)..........................................        13,751
        671  Thule Group AB (d)..................................        11,255
      1,077  Wihlborgs Fastigheter AB ...........................        20,421
                                                                   ------------
                                                                        115,848
                                                                   ------------

             SWITZERLAND - 2.2%
         81  Autoneum Holding AG ................................        23,795
         87  Bossard Holding AG, Class A ........................        15,565
         86  Huber + Suhner AG ..................................         5,589
        324  Implenia AG ........................................        22,740
        780  Mobilezone Holding AG ..............................        12,343
         25  Schweiter Technologies AG ..........................        27,729
         79  Siegfried Holding AG ...............................        20,802
         80  Valora Holding AG ..................................        27,654
                                                                   ------------
                                                                        156,217
                                                                   ------------

             UNITED KINGDOM - 6.8%
      4,739  Balfour Beatty PLC .................................        15,996
        608  BGEO Group PLC .....................................        24,544
      1,009  Bovis Homes Group PLC ..............................        10,695
      8,158  Countrywide PLC ....................................        15,945
        189  Cranswick PLC ......................................         6,060
     39,583  Debenhams PLC ......................................        26,979
        634  Dechra Pharmaceuticals PLC .........................        13,297
      7,226  Drax Group PLC .....................................        29,460
      5,200  Electrocomponents PLC ..............................        30,842
      4,176  Firstgroup PLC (b)..................................         6,906
      1,168  Hill & Smith Holdings PLC ..........................        18,614
      7,623  Hochschild Mining PLC ..............................        26,542
      8,199  Ibstock PLC (d).....................................        21,326


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
      2,346  JD Wetherspoon PLC .................................  $     27,776
      4,859  John Laing Group PLC (d)............................        16,589
      3,153  Ladbrokes PLC ......................................         5,104
      1,606  Mitchells & Butlers PLC ............................         4,920
      4,648  N Brown Group PLC ..................................        12,215
      5,035  NCC Group PLC ......................................         8,390
      5,108  Northgate PLC ......................................        35,199
      2,207  Redrow PLC .........................................        14,102
      7,681  Sports Direct International PLC (b).................        29,660
      3,002  St Modwen Properties PLC ...........................        12,224
      3,785  Vedanta Resources PLC ..............................        38,412
        833  WS Atkins PLC ......................................        16,073
      5,427  ZPG PLC (d).........................................        24,682
                                                                   ------------
                                                                        492,552
                                                                   ------------
             TOTAL COMMON STOCKS ................................     6,776,863
             (Cost $6,203,245)                                     ------------


REAL ESTATE INVESTMENT TRUSTS (a) - 5.5%

             AUSTRALIA - 1.4%
      5,185  Abacus Property Group ..............................        12,835
      9,336  BWP Trust ..........................................        20,328
      1,771  Charter Hall Retail REIT ...........................         5,872
     39,851  Cromwell Property Group ............................        29,076
      8,197  Investa Office Fund ................................        29,747
                                                                   ------------
                                                                         97,858
                                                                   ------------

             CANADA - 0.3%
      2,509  Dream Global Real Estate Investment Trust ..........        18,150
        188  Granite Real Estate Investment Trust ...............         6,576
                                                                   ------------
                                                                         24,726
                                                                   ------------

             HONG KONG - 0.3%
     52,000  Prosperity REIT ....................................        20,542
                                                                   ------------

             IRELAND - 0.7%
     17,531  Green REIT PLC .....................................        25,435
     18,619  Hibernia REIT PLC ..................................        24,729
                                                                   ------------
                                                                         50,164
                                                                   ------------

             SINGAPORE - 0.5%
     21,000  Keppel REIT ........................................        15,763
     28,400  Mapletree Greater China Commercial Trust ...........        20,708
                                                                   ------------
                                                                         36,471
                                                                   ------------

             SPAIN - 0.7%
      2,138  Hispania Activos Inmobiliarios Socimi S.A. .........        30,723
      2,391  Lar Espana Real Estate Socimi S.A. .................        18,416
                                                                   ------------
                                                                         49,139
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

             UNITED KINGDOM - 1.6%
      3,486  Great Portland Estates PLC .........................  $     28,455
     15,180  Hansteen Holdings PLC ..............................        22,728
      1,146  Safestore Holdings PLC .............................         5,442
      3,478  UNITE Group (The) PLC ..............................        27,736
      3,162  Workspace Group PLC ................................        31,099
                                                                   ------------
                                                                        115,460
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       394,360
             (Cost $402,664)                                       ------------

RIGHTS (a) - 0.0%

             AUSTRALIA - 0.0%
      2,780  Downer EDI Ltd., expiring 4/5/17 (b) ...............            25
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.4% ..........................     7,171,248
             (Cost $6,605,909) (f)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ............        46,344
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  7,217,592
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $22,456 or 0.3% of net assets.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This issuer has filed for bankruptcy.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $878,099 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $312,760.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Cayman Islands............................  $        83,674  $      70,034  $        13,640  $           --**
    Italy.....................................           30,586         21,770            8,816              --
    Netherlands...............................           85,114         85,114               --              --**
    Spain.....................................          147,119        147,119               --              --**
    Other Country Categories*.................        6,430,370      6,430,370               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................        6,776,863      6,754,407           22,456              --**
 Real Estate Investment Trusts*...............          394,360        394,360               --              --
 Rights*......................................               25             25               --              --**
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     7,171,248  $   7,148,792  $        22,456  $           --**
                                                ===============  =============  ===============  ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stock valued at $7,435 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, the common stock was fair valued due to the common stock being halted on the primary exchange.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
   Common Stocks                                        $       --**
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
   Common Stocks                                                --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2017
Common Stocks                                                   --**
                                                        ----------
Total Level 3 holdings                                  $       --**
                                                        ==========
** Investment is valued at $0


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                   23.3%
Industrials                              23.2
Materials                                18.0
Real Estate                               9.5
Information Technology                    7.1
Financials                                5.5
Consumer Staples                          4.7
Health Care                               4.0
Energy                                    3.1
Utilities                                 1.6
                                        ------
TOTAL                                   100.0%
                                        ======


                                         % OF
                                         TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                             35.9%
Euro                                     14.2
Australian Dollar                        11.8
South Korean Won                         10.1
British Pound Sterling                    9.6
Canadian Dollar                           6.2
Hong Kong Dollar                          4.1
Swiss Franc                               2.2
Swedish Krona                             1.6
Singapore Dollar                          1.5
Norwegian Krone                           1.3
New Zealand Dollar                        0.9
Israeli Shekel                            0.6
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 96.6%

             BERMUDA - 0.5%
  1,687,814  China Singyes Solar Technologies Holdings Ltd. .....  $    760,130
                                                                   ------------

             BRAZIL - 13.6%
     44,204  B2W Cia Digital (b).................................       174,382
    337,029  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................     1,627,764
     86,272  Cia de Saneamento de Minas Gerais-COPASA ...........     1,218,048
     39,212  Cia Hering .........................................       225,081
    104,824  Cia Paranaense de Energia (Preference Shares) ......     1,096,256
     58,633  CVC Brasil Operadora e Agencia de Viagens S.A. .....       541,268
     79,308  EcoRodovias Infraestrutura e Logistica S.A. ........       229,012
     49,032  EDP - Energias do Brasil S.A. ......................       218,487
    132,908  Eletropaulo Metropolitana Eletricidade de Sao
                Paulo S.A. (Preference Shares) ..................       591,391
    231,628  Ez Tec Empreendimentos e Participacoes S.A. ........     1,424,276
     73,542  Fleury S.A. ........................................       993,684
    564,960  Gol Linhas Aereas Inteligentes S.A. (Preference
                Shares) (b)......................................     1,505,068
     78,908  Grendene S.A. ......................................       571,406
    201,472  Iochpe-Maxion S.A. .................................     1,072,810
    177,600  Light S.A. .........................................     1,120,992
     17,780  Localiza Rent a Car S.A. ...........................       236,662
     46,083  Magazine Luiza S.A. (b).............................     2,606,944
    451,722  Marcopolo S.A. (Preference Shares) .................       378,046
    411,121  Metalurgica Gerdau S.A. (Preference Shares) (b).....       650,051
     32,056  Multiplus S.A. .....................................       368,625
     72,133  Sao Martinho S.A. ..................................       398,153
    204,365  Ser Educacional S.A. (c)............................     1,338,236
     39,193  Smiles S.A. ........................................       793,725
     67,216  Transmissora Alianca de Energia Eletrica S.A. ......       492,751
    199,737  Usinas Siderurgicas de Minas Gerais S.A.
                (Preference Shares) (b)..........................       283,279
                                                                   ------------
                                                                     20,156,397
                                                                   ------------

             CAYMAN ISLANDS - 12.7%
    762,627  Agile Group Holdings Ltd. ..........................       660,423
     48,767  Airtac International Group .........................       479,754
    838,520  CAR, Inc. (b) (d)...................................       786,568
    298,364  Casetek Holdings Ltd. ..............................       993,154
  5,500,489  China Dongxiang Group Co., Ltd. ....................     1,054,588
  1,343,086  China Harmony New Energy Auto Holding Ltd. .........       565,128
  1,280,115  China Lesso Group Holdings Ltd. ....................     1,082,205
  2,484,048  China Lumena New Materials Corp. (b) (e)............             0
     11,550  China Metal Recycling Holdings Ltd. (b) (e).........             0
    122,340  China Resources Phoenix Healthcare Holdings Co.
                Ltd. (b) ........................................       150,023
    299,195  China Shanshui Cement Group Ltd. (b) (e)............        19,249
  2,060,806  China ZhengTong Auto Services Holdings Ltd. ........     1,238,366
    942,077  Chinasoft International Ltd. (b)....................       541,862
    263,200  Cogobuy Group (b) (c) (d)...........................       371,863
  1,406,067  Fufeng Group Ltd. ..................................     1,132,597
     65,413  Gourmet Master Co., Ltd. ...........................       618,721
  1,653,260  KWG Property Holding Ltd. ..........................     1,197,691


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a)  (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    951,037  Li Ning Co Ltd. (b).................................  $    558,030
  1,449,948  Logan Property Holdings Co., Ltd. ..................       764,947
  3,658,657  Shunfeng International Clean Energy Ltd. (b)........       240,097
     14,691  Silergy Corp. ......................................       271,137
  1,207,023  Sunac China Holdings Ltd. ..........................     1,565,565
  1,018,523  Tianneng Power International Ltd. ..................       925,275
    466,280  Xtep International Holdings Ltd. ...................       183,596
  2,194,820  Yingde Gases Group Co., Ltd. (d)....................     1,694,515
  2,931,975  Yuzhou Properties Co., Ltd. ........................     1,226,136
    198,037  Zhen Ding Technology Holding Ltd. ..................       465,355
                                                                   ------------
                                                                     18,786,845
                                                                   ------------

             CHILE - 1.0%
    661,256  AES Gener S.A. .....................................       266,907
    690,801  Engie Energia Chile S.A. ...........................     1,287,646
                                                                   ------------
                                                                      1,554,553
                                                                   ------------

             CHINA - 4.8%
  1,587,919  Beijing Capital Land Ltd. , Class H ................       719,227
  2,841,730  Beijing Jingneng Clean Energy Co., Ltd., Class H ...       866,615
    370,523  China Machinery Engineering Corp., Class H .........       271,760
  1,468,211  China National Building Material Co., Ltd.,
                Class H .........................................       944,612
    904,640  Harbin Electric Co., Ltd., Class H .................       520,330
  2,744,365  Huadian Fuxin Energy Corp., Ltd., Class H ..........       610,918
    354,753  Legend Holdings Corp., Class H (c)..................       908,394
     94,952  Shandong Airlines Co., Ltd., Class B ...............       211,371
    954,789  Shandong Chenming Paper Holdings Ltd., Class B .....     1,118,006
    412,518  Shenzhen Expressway Co., Ltd., Class H .............       373,689
    895,344  Sinotrans Ltd., Class H ............................       418,208
    112,420  Tong Ren Tang Technologies Co., Ltd., Class H ......       199,626
                                                                   ------------
                                                                      7,162,756
                                                                   ------------

             COLOMBIA - 0.1%
     42,523  Almacenes Exito S.A. ...............................       226,594
                                                                   ------------

             EGYPT - 0.9%
  1,839,743  Global Telecom Holding SAE (b)......................       682,896
  1,082,656  Telecom Egypt Co. ..................................       685,582
                                                                   ------------
                                                                      1,368,478
                                                                   ------------

             HONG KONG - 3.4%
  1,302,565  BYD Electronic International Co., Ltd. .............     1,810,166
  4,891,923  China South City Holdings Ltd. (d)..................     1,007,151
  1,613,754  Dah Chong Hong Holdings Ltd. .......................       703,934
  2,550,337  Poly Property Group Co., Ltd. (b)...................     1,063,256
  2,759,297  Yuexiu Property Co., Ltd. ..........................       468,670
                                                                   ------------
                                                                      5,053,177
                                                                   ------------

             INDIA - 5.4%
     65,626  Bharat Financial Inclusion Ltd. (b).................       816,598


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a)  (CONTINUED)

             INDIA (CONTINUED)
     61,914  Biocon Ltd. (b) ....................................  $  1,078,382
    140,685  Canara Bank (b).....................................       657,873
     61,283  Century Textiles & Industries ......................       993,590
    190,246  Jindal Steel & Power Ltd. (b).......................       354,651
    132,101  Reliance Capital Ltd. ..............................     1,251,130
  1,246,966  Reliance Communications Ltd. (b)....................       733,566
    104,850  Reliance Infrastructure Ltd. .......................       915,611
    105,201  Union Bank of India ................................       252,897
    180,880  Vakrangee Ltd. .....................................       916,448
                                                                   ------------
                                                                      7,970,746
                                                                   ------------

             INDONESIA - 2.6%
  8,796,354  Bank Pembangunan Daerah Jawa Barat Dan Banten
                Tbk PT ..........................................     1,333,431
  4,425,659  Bank Tabungan Negara Persero Tbk PT ................       753,911
  1,781,396  Ciputra Development Tbk PT .........................       164,430
  1,177,111  Tambang Batubara Bukit Asam Persero Tbk PT .........     1,166,025
  2,162,158  Waskita Karya Persero Tbk PT .......................       384,550
                                                                   ------------
                                                                      3,802,347
                                                                   ------------

             LUXEMBOURG - 0.9%
     70,251  Kernel Holding S.A..................................     1,266,598
                                                                   ------------

             MALAYSIA - 3.0%
  1,608,300  AirAsia Bhd ........................................     1,141,128
  1,917,800  Felda Global Ventures Holdings .....................       905,706
    721,000  IOI Properties Group Bhd ...........................       337,243
    590,400  My EG Services Bhd .................................       246,806
  2,928,660  Press Metal Bhd ....................................     1,753,689
                                                                   ------------
                                                                      4,384,572
                                                                   ------------

             MEXICO - 1.6%
    124,409  Controladora Vuela Cia de Aviacion SAB de
                C.V. (b).........................................       173,966
    282,569  Megacable Holdings SAB de C.V. .....................     1,101,766
    816,502  OHL Mexico SAB de C.V. .............................     1,153,955
                                                                   ------------
                                                                      2,429,687
                                                                   ------------

             PHILIPPINES - 0.4%
    186,260  Cebu Air, Inc. .....................................       348,576
    247,400  Puregold Price Club, Inc. ..........................       215,474
                                                                   ------------
                                                                        564,050
                                                                   ------------

             POLAND - 3.1%
     14,911  Asseco Poland S.A. .................................       204,168
     62,511  CD Projekt S.A. (b).................................     1,169,608
     37,661  Ciech S.A. .........................................       759,735
    442,990  Energa S.A. ........................................     1,187,428
     62,941  Jastrzebska Spolka Weglowa S.A. (b).................       996,721
    276,867  Orange Polska S.A. .................................       323,245
                                                                   ------------
                                                                      4,640,905
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a)  (CONTINUED)

             RUSSIA - 1.2%
    584,832  Aeroflot PJSC (b)...................................  $  1,745,845
                                                                   ------------

             SOUTH AFRICA - 3.7%
    173,103  Attacq Ltd. (b).....................................       219,858
    107,515  Barloworld Ltd. ....................................       956,045
    628,275  Blue Label Telecoms Ltd. ...........................       834,500
     70,425  Clicks Group Ltd. ..................................       672,427
     17,799  EOH Holdings Ltd. ..................................       183,930
    105,810  Exxaro Resources Ltd. ..............................       929,764
    123,066  Harmony Gold Mining Co., Ltd........................       301,330
     57,509  Northam Platinum Ltd. (b)...........................       220,284
     70,269  Super Group Ltd. (b)................................       186,406
    148,007  Telkom S.A. SOC Ltd. ...............................       827,725
     95,838  Tsogo Sun Holdings Ltd. ............................       197,444
                                                                   ------------
                                                                      5,529,713
                                                                   ------------

             TAIWAN - 23.4%
    696,990  Accton Technology Corp. ............................     1,536,743
  1,411,327  AmTRAN Technology Co., Ltd. ........................     1,027,942
    348,407  Cheng Uei Precision Industry Co., Ltd. .............       451,261
    194,917  Chin-Poon Industrial Co., Ltd. .....................       396,354
  1,455,103  China Airlines Ltd. ................................       505,935
  1,145,703  China Motor Corp. ..................................     1,049,701
    703,116  Compal Electronics, Inc. ...........................       458,818
  1,700,656  Compeq Manufacturing Co., Ltd. .....................     1,230,268
     79,560  Elite Material Co., Ltd. ...........................       309,404
     52,023  Ennoconn Corp. .....................................       679,809
    951,418  Eva Airways Corp. ..................................       504,831
    271,019  Everlight Electronics Co., Ltd. ....................       434,095
    402,523  Far Eastern Department Stores Ltd. .................       214,246
    913,099  Farglory Land Development Co., Ltd. ................     1,235,320
     72,910  FLEXium Interconnect, Inc. .........................       253,506
    931,863  Getac Technology Corp. .............................     1,339,020
    163,523  Gigabyte Technology Co., Ltd. ......................       225,809
  1,722,178  Grand Pacific Petrochemical ........................     1,197,593
     78,490  Grape King Bio Ltd. ................................       494,079
  1,935,306  HannStar Display Corp. (b)..........................       532,580
    280,520  Highwealth Construction Corp. ......................       492,765
    732,774  King Yuan Electronics Co., Ltd. ....................       676,202
  1,679,661  Kinpo Electronics ..................................       655,977
    372,232  Kinsus Interconnect Technology Corp. ...............       983,868
    884,606  LCY Chemical Corp. .................................     1,297,354
    450,505  Long Chen Paper Co., Ltd. ..........................       388,258
    276,526  Merry Electronics Co., Ltd. ........................     1,485,498
    417,334  Micro-Star International Co., Ltd. .................       971,040
    631,820  Mitac Holdings Corp. ...............................       701,733
     83,669  Powertech Technology, Inc. .........................       243,486
    444,129  Primax Electronics Ltd. ............................       728,200
  1,534,419  Qisda Corp. ........................................       890,031


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a)  (CONTINUED)

             TAIWAN (CONTINUED)
    668,231  Radiant Opto-Electronics Corp. .....................  $  1,405,063
    132,091  Realtek Semiconductor Corp. ........................       472,337
    534,940  Ruentex Development Co., Ltd. (b)...................       640,853
    404,917  Ruentex Industries Ltd. ............................       651,230
    196,043  Synnex Technology International Corp. ..............       210,952
    365,730  Tong Yang Industry Co., Ltd. .......................       635,214
    195,193  Tripod Technology Corp. ............................       550,021
  2,053,618  Unimicron Technology Corp. .........................     1,130,277
  1,962,288  Walsin Lihwa Corp. .................................       898,931
  2,694,104  Winbond Electronics Corp. ..........................     1,509,426
    875,869  Wistron Corp. ......................................       802,477
    275,129  Wistron NeWeb Corp. ................................       773,453
    183,358  WPG Holdings Ltd. ..................................       230,236
    316,032  WT Microelectronics Co., Ltd. ......................       461,927
    740,760  Yulon Motor Co., Ltd. ..............................       689,675
                                                                   ------------
                                                                     34,653,798
                                                                   ------------

             THAILAND - 7.6%
  7,768,000  Ananda Development PCL .............................     1,125,781
  1,036,800  AP Thailand PCL ....................................       217,242
    246,500  Bangchak Petroleum PCL .............................       236,726
  2,375,000  Beauty Community PCL ...............................       725,718
    232,400  Carabao Group PCL ..................................       414,245
    254,800  CH Karnchang PCL ...................................       202,060
    212,900  KCE Electronics PCL ................................       647,451
    141,400  Kiatnakin Bank PCL .................................       285,989
    204,000  Krungthai Card PCL .................................       807,392
  3,297,900  LPN Development PCL ................................     1,161,283
    940,300  Pruksa Holding PCL .................................       621,166
    715,400  Pruksa Real Estate PCL .............................       472,596
    867,800  PTG Energy PCL .....................................       596,001
  9,246,000  Quality Houses PCL .................................       704,970
  8,643,300  Sansiri PCL ........................................       513,127
    618,500  Supalai PCL ........................................       449,982
    637,500  Thai Airways International PCL (b)..................       343,216
  1,452,900  Thaicom PCL ........................................       837,175
  1,181,100  Tipco Asphalt PCL ..................................       885,073
                                                                   ------------
                                                                     11,247,193
                                                                   ------------

             TURKEY - 6.7%
    242,540  Aygaz A.S. .........................................       980,984
  4,070,081  Dogan Sirketler Grubu Holding A.S. (b)..............       761,506
    619,813  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
                Sanayi ve Ticaret A.S. ..........................       627,581
  1,025,528  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
                A.S. (b).........................................       327,316
    192,321  Koza Altin Isletmeleri A.S. (b).....................     1,054,089
    572,498  Petkim Petrokimya Holding A.S. .....................       798,626
    790,308  Soda Sanayii A.S. ..................................     1,324,265
    168,704  Tekfen Holding A.S. ................................       401,516


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a)  (CONTINUED)

             TURKEY (CONTINUED)
  1,307,656  Trakya Cam Sanayii A.S. ............................  $  1,136,951
    380,084  Turk Hava Yollari AO (b)............................       572,042
    489,633  Turkiye Sinai Kalkinma Bankasi A.S. ................       185,914
    819,132  Turkiye Sise ve Cam Fabrikalari A.S. ...............       939,834
    392,886  Vestel Elektronik Sanayi ve Ticaret A.S. (b)........       751,299
                                                                   ------------
                                                                      9,861,923
                                                                   ------------
             TOTAL COMMON STOCKS ................................   143,166,307
             (Cost $123,811,714)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 3.1%

             MEXICO - 1.3%
    884,974  Macquarie Mexico Real Estate Management SA de
                C.V. ............................................       992,640
    528,981  Prologis Property Mexico SA de C.V. ................       906,958
                                                                   ------------
                                                                      1,899,598
                                                                   ------------

             SOUTH AFRICA - 1.2%
     24,697  Hyprop Investments Ltd. ............................       225,870
    638,355  Vukile Property Fund Ltd. ..........................       915,929
  1,642,732  SA Corporate Real Estate Ltd. ......................       673,439
                                                                   ------------
                                                                      1,815,238
                                                                   ------------

             TURKEY - 0.6%
  2,009,915  Is Gayrimenkul Yatirim Ortakligi A.S. ..............       801,875
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     4,516,711
             (Cost $4,711,724)                                     ------------

RIGHTS (a) - 0.0%

             BRAZIL - 0.0%
     14,198  B2W Cia Digital, expiring 4/27/2017 (b) ............         6,803
             (Cost $0)                                             ------------

MONEY MARKET FUNDS - 1.4%
  2,104,303  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.59% (f) (g).......     2,104,303
             (Cost $2,104,303)

             TOTAL INVESTMENTS - 101.1% .........................   149,794,124
             (Cost $130,627,742) (h)

             NET OTHER ASSETS AND LIABILITIES - (1.1%) ..........    (1,640,547)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $148,153,577
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.

(b)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,982,561 and the total value of the collateral held by the Fund is $2,104,303.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2017, securities noted as such are valued at $19,249 or 0.0% of net assets.

(f)   Interest rate shown reflects yield as of March 31, 2017.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,426,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,260,439.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Cayman Islands............................  $    18,786,845  $  18,767,596  $            --  $       19,249
    Russia....................................        1,745,845             --        1,745,845              --
    Other Country Categories*.................      122,633,617    122,633,617               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      143,166,307    141,401,213        1,745,845          19,249
Real Estate Investment Trusts.................        4,516,711      4,516,711               --              --
Rights........................................            6,803          6,803               --              --
Money Market Funds............................        2,104,303      2,104,303               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   149,794,124  $ 148,029,030  $     1,745,845  $       19,249
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2017, the Fund transferred common stock valued at $1,281,220 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

The following table provides information on the Level 3 equities held by the Fund that were valued at March 31, 2017, based on unobservable inputs.

                                                                        IMPACT TO
                                                                        VALUATION
              FAIR                                                       FROM AN
ASSET       VALUE AT      VALUATION      UNOBSERVABLE                  INCREASE IN
TYPE         3/31/17      TECHNIQUE         INPUTS         AMOUNT       INPUT (a)
-------------------------------------------------------------------------------------
Equities    $ 19,249       Expected      Recovery Rate    25% - 75%     Increase
                         Distribution

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
      Common Stocks                                     $   19,292
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation             (43)
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2017
      Common Stocks                                         19,249
                                                        ----------
Total Level 3 holdings                                  $   19,249
                                                        ==========

There was a net change of $(43) in unrealized appreciation (depreciation) from Level 3 investments held as of March 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                   20.8%
Consumer Discretionary                   15.4
Real Estate                              14.6
Industrials                              14.4
Materials                                12.5
Utilities                                 7.4
Financials                                5.4
Consumer Staples                          3.5
Telecommunication Services                2.8
Health Care                               1.6
Energy                                    1.6
                                        ------
TOTAL                                   100.0%
                                        ======

                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Taiwan New Dollar                        25.0%
Hong Kong Dollar                         19.3
Brazilian Real                           13.5
Thailand Baht                             7.5
Turkish Lira                              7.1
Indian Rupee                              5.3
South African Rand                        4.9
Polish Zloty                              4.0
Malaysian Ringgit                         2.9
Mexican Peso                              2.9
United States Dollar                      2.6
Indonesian Rupiah                         2.5
Chilean Peso                              1.0
Egyptian Pound                            0.9
Philippines Peso                          0.4
Colombian Peso                            0.2
                                        ------
 TOTAL                                  100.0%
                                        ======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 97.4%

             AUSTRIA - 4.4%
        487  Erste Group Bank AG ................................  $     15,859
        617  Lenzing AG .........................................       103,767
        501  OMV AG .............................................        19,714
      2,842  Raiffeisen Bank International AG (b)................        64,139
      2,594  Verbund AG .........................................        44,041
      1,668  Voestalpine AG .....................................        65,661
                                                                   ------------
                                                                        313,181
                                                                   ------------

             BELGIUM - 3.1%
        396  Ageas ..............................................        15,479
        847  Elia System Operator S.A./N.V. .....................        44,673
        603  Melexis N.V. .......................................        52,241
        483  Proximus S.A. ......................................        15,156
        249  Solvay S.A. ........................................        30,428
      1,150  Umicore S.A. .......................................        65,512
                                                                   ------------
                                                                        223,489
                                                                   ------------

             FINLAND - 5.3%
        472  Amer Sports OYJ ....................................        10,665
      1,257  Cargotec OYJ, Class B ..............................        62,221
      1,239  Huhtamaki OYJ ......................................        44,081
        313  Kesko OYJ, Class B .................................        14,926
        989  Metso OYJ ..........................................        29,943
      1,015  Neste OYJ (c).......................................        39,587
      8,122  Stora Enso OYJ, Class R ............................        96,003
      3,415  UPM-Kymmene OYJ (c).................................        80,221
                                                                   ------------
                                                                        377,647
                                                                   ------------

             FRANCE - 23.1%
        545  Alstom S.A. (b).....................................        16,288
        779  Arkema S.A. ........................................        76,854
        669  Atos SE ............................................        82,752
      1,356  AXA S.A. ...........................................        35,087
        194  BioMerieux .........................................        32,834
        281  BNP Paribas S.A. ...................................        18,715
        435  Bouygues S.A. ......................................        17,706
        295  Cap Gemini S.A. ....................................        27,241
        668  Cie de Saint-Gobain ................................        34,302
        522  Cie Generale des Etablissements Michelin ...........        63,400
      2,576  CNP Assurances .....................................        52,433
      2,926  Credit Agricole S.A. ...............................        39,643
        339  Euler Hermes Group .................................        31,152
      3,484  Eutelsat Communications S.A. .......................        77,791
      1,472  Faurecia ...........................................        70,013
        205  Ipsen S.A. .........................................        20,505
        215  Kering .............................................        55,609
      3,687  Orange S.A. ........................................        57,288
      4,722  Peugeot S.A. (b)....................................        95,082
      1,740  Plastic Omnium S.A. ................................        63,372


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
        878  Renault S.A. .......................................  $     76,271
      2,823  Rexel S.A. .........................................        51,257
        629  Rubis SCA ..........................................        61,646
        384  Sartorius Stedim Biotech ...........................        25,870
        207  Schneider Electric SE ..............................        15,155
        464  SCOR SE ............................................        17,538
        511  SEB S.A. ...........................................        71,358
      1,251  Societe Generale S.A. ..............................        63,459
        485  Sodexo S.A. ........................................        57,043
        541  Teleperformance ....................................        58,435
        157  Thales S.A. ........................................        15,184
      1,236  Valeo S.A. .........................................        82,318
        447  Vicat S.A. .........................................        31,740
        371  Wendel S.A. ........................................        47,019
                                                                   ------------
                                                                      1,642,360
                                                                   ------------

             GERMANY - 28.4%
        416  Adidas AG ..........................................        79,128
         97  Allianz SE .........................................        17,969
        845  Axel Springer SE ...................................        46,668
        337  BASF SE ............................................        33,406
        858  Bayerische Motoren Werke AG ........................        78,269
      1,493  Celesio AG .........................................        40,965
      6,713  Commerzbank AG .....................................        60,715
        206  Continental AG .....................................        45,161
      1,024  Daimler AG .........................................        75,594
      6,482  Deutsche Lufthansa AG ..............................       105,108
        462  Deutsche Post AG ...................................        15,823
      2,582  Deutsche Telekom AG ................................        45,242
      1,984  Deutsche Wohnen AG .................................        65,327
        516  Duerr AG ...........................................        46,063
        527  Fraport AG Frankfurt Airport Services Worldwide ....        37,291
        181  Fresenius SE & Co. KGaA ............................        14,546
        260  GEA Group AG .......................................        11,050
        611  HeidelbergCement AG ................................        57,203
      1,457  Hella KGaA Hueck & Co. .............................        64,543
        106  Henkel AG & Co. KGaA (Preference Shares) ...........        13,581
        409  HOCHTIEF AG ........................................        67,608
      4,043  Infineon Technologies AG ...........................        82,574
      1,706  Jungheinrich AG (Preference Shares) ................        56,674
      3,802  K+S AG .............................................        88,380
      1,114  KION Group AG ......................................        72,767
        929  LANXESS AG .........................................        62,328
        134  Merck KGaA .........................................        15,267
        950  Nordex SE (b) (c)...................................        13,266
      1,228  OSRAM Licht AG .....................................        76,964
      3,349  RWE AG .............................................        55,502
        476  SAP SE .............................................        46,707
        347  Sartorius AG  (Preference Shares) ..................        30,447


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
        246  Siemens AG .........................................  $     33,696
        681  Software AG ........................................        26,927
        519  STADA Arzneimittel AG ..............................        31,775
      2,596  Suedzucker AG ......................................        65,137
        473  Talanx AG ..........................................        16,679
      2,420  ThyssenKrupp AG ....................................        59,275
        329  Volkswagen AG (Preference Shares) ..................        47,943
        171  Wacker Chemie AG ...................................        17,613
        555  Wirecard AG (c).....................................        30,729
      1,728  Zalando SE (b) (d)..................................        69,912
                                                                   ------------
                                                                      2,021,822
                                                                   ------------

             GREECE - 0.7%
      4,939  Hellenic Telecommunications Organization S.A. ......        46,367
                                                                   ------------

             IRELAND - 3.5%
    138,067  Bank of Ireland (The) (b)...........................        34,613
      2,157  CRH PLC ............................................        76,097
      1,071  Kingspan Group PLC .................................        34,168
      2,113  Ryanair Holdings PLC (b)............................        32,741
      2,581  Smurfit Kappa Group PLC ............................        68,202
                                                                   ------------
                                                                        245,821
                                                                   ------------

             ITALY - 7.5%
        725  Brembo S.p.A. ......................................        53,637
      2,111  Buzzi Unicem S.p.A .................................        54,048
      1,280  Davide Campari-Milano S.p.A ........................        14,843
      9,708  Enel S.p.A. ........................................        45,714
     10,709  Hera S.p.A. ........................................        29,795
      1,273  Leonardo S.p.A. (b).................................        18,048
      4,435  Mediobanca S.p.A. ..................................        39,979
      2,103  Poste Italiane S.p.A. (d)...........................        14,022
      2,202  Prysmian S.p.A .....................................        58,211
    136,345  Saipem S.p.A (b)....................................        61,890
     69,501  Telecom Italia S.p.A. (b)...........................        62,503
      2,479  UniCredit SpA ......................................        38,214
     17,735  UnipolSai S.p.A. ...................................        39,126
                                                                   ------------
                                                                        530,030
                                                                   ------------

             LUXEMBOURG - 4.2%
      1,277  APERAM S.A. ........................................        63,824
     11,784  ArcelorMittal ......................................        99,136
        159  Eurofins Scientific SE .............................        69,180
      3,690  Grand City Properties S.A. .........................        67,846
                                                                   ------------
                                                                        299,986
                                                                   ------------

             NETHERLANDS - 5.7%
        426  Akzo Nobel N.V. ....................................        35,325
      2,025  Boskalis Westminster ...............................        69,831
        540  Heineken Holding N.V. ..............................        42,958


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS (CONTINUED)
        427  Koninklijke DSM N.V. ...............................  $     28,885
        973  Koninklijke Philips N.V. ...........................        31,275
        275  Koninklijke Vopak N.V. .............................        11,991
      1,408  NN Group N.V. ......................................        45,790
        950  Randstad Holding N.V. ..............................        54,828
      5,313  STMicroelectronics N.V. ............................        81,164
                                                                   ------------
                                                                        402,047
                                                                   ------------

             PORTUGAL - 1.2%
     17,183  EDP - Energias de Portugal S.A. ....................        58,201
      1,664  Jeronimo Martins SGPS S.A. .........................        29,769
                                                                   ------------
                                                                         87,970
                                                                   ------------

             SPAIN - 10.3%
        954  Acciona S.A. .......................................        76,462
      3,271  Acerinox S.A. ......................................        45,800
         98  Aena S.A. (d).......................................        15,504
        289  Amadeus IT Holding S.A. ............................        14,663
     45,054  Banco de Sabadell S.A. .............................        82,573
      9,872  Banco Santander S.A. ...............................        60,503
     52,768  Bankia S.A. ........................................        60,008
        798  Cellnex Telecom S.A. (d)............................        13,174
      4,660  Distribuidora Internacional de Alimentacion S.A. ...        26,949
      3,012  Gamesa Corp. Tecnologica S.A. ......................        71,269
      2,807  Gas Natural SDG S.A. ...............................        61,507
        485  Grupo Catalana Occidente S.A. ......................        17,219
      8,487  Iberdrola S.A. .....................................        60,707
     20,627  Mapfre S.A. ........................................        70,746
      1,217  Mediaset Espana Comunicacion S.A. ..................        15,690
      6,302  Prosegur Cia de Seguridad S.A. .....................        37,918
                                                                   ------------
                                                                        730,692
                                                                   ------------
             TOTAL COMMON STOCKS ................................     6,921,412
             (Cost $6,110,488)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 2.0%

             FRANCE - 2.0%
        310  Fonciere Des Regions ...............................        25,898
        458  Gecina S.A. ........................................        62,149
        214  Unibail-Rodamco SE .................................        50,020
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       138,067
             (Cost $148,713)                                       ------------

MONEY MARKET FUNDS - 1.7%
    122,837  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.26% (e) (f).......       122,837
             (Cost $122,837)                                       ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 101.1%..........................  $  7,182,316
             (Cost $6,382,038) (g)

             NET OTHER ASSETS AND LIABILITIES - (1.1%) ..........       (74,770)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  7,107,546
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investment). The aggregate value of such securities is $115,591 and the total value of the collateral held by the Fund is $122,837.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Interest rate shown reflects yield as of March 31, 2017.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $994,497 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $194,219.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2017        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,921,412  $   6,921,412  $            --  $           --
Real Estate Investment Trusts*................          138,067        138,067               --              --
Money Market Funds............................          122,837        122,837               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     7,182,316  $   7,182,316  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2017 (UNAUDITED)

                                      % OF TOTAL
SECTOR ALLOCATION                LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                19.6%
Consumer Discretionary                   18.4
Industrials                              17.9
Financials                               14.1
Utilities                                 7.6
Information Technology                    6.3
Health Care                               4.0
Real Estate                               3.9
Telecommunication Services                3.4
Consumer Staples                          2.9
Energy                                    1.9
                                        ------
TOTAL                                   100.0%
                                        ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")
      First Trust Developed Markets ex-US AlphaDEX(R) Fund - (Nasdaq ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
         ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq ticker
         "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2017 (UNAUDITED)


Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2017 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions, and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2017, only FPA, FEP, FJP, FDT, FEM, FGM, FCAN, FEMS, and FEUZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2017 (UNAUDITED)


program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through March 31, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
             -----------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 23, 2017
     --------------